First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Australia — 18.7%
2,356	BHP Group Ltd. (AUD)	$66,303
4,229	BlueScope Steel Ltd. (AUD)	63,494
13,825	Coles Group Ltd. (AUD)	213,057
1,193	Commonwealth Bank of Australia (AUD)	131,752
4,600	Computershare Ltd. (AUD)	110,460
63,291	Evolution Mining Ltd. (AUD)	453,556
23,422	Fortescue Ltd. (AUD)	289,509
23,346	Insurance Australia Group Ltd. (AUD)	126,674
2,943	JB Hi-Fi Ltd. (AUD)	225,896
60,811	Medibank Pvt., Ltd. (AUD)	193,950
19,651	Northern Star Resources Ltd. (AUD)	308,562
39,923	Qantas Airways Ltd. (AUD)	288,474
16,438	QBE Insurance Group Ltd. (AUD)	223,958
2,338	Rio Tinto Ltd. (AUD)	188,787
40,541	Santos Ltd. (AUD)	180,539
125,000	Sigma Healthcare Ltd. (AUD)	245,656
13,575	Telix Pharmaceuticals Ltd. (AUD) (c)	130,876
40,909	Vicinity Ltd. (AUD)	68,215
2,851	Westpac Banking Corp. (AUD)	73,517
19,464	Woodside Energy Group Ltd. (AUD)	296,611
88,933	Yancoal Australia Ltd. (AUD) (d)	311,889
		4,191,735
	Bermuda — 2.3%
61,535	China Gas Holdings Ltd. (HKD)	60,254
172,800	Kunlun Energy Co., Ltd. (HKD)	154,548
18,700	Orient Overseas International Ltd. (HKD)	303,499
		518,301
	Cayman Islands — 8.4%
54,000	C&D International Investment Group Ltd. (HKD)	124,141
33,738	China Resources Land Ltd. (HKD)	131,710
41,798	CK Asset Holdings Ltd. (HKD)	202,600
39,689	CK Hutchison Holdings Ltd. (HKD)	261,382
131,000	Geely Automobile Holdings Ltd. (HKD)	329,101
233,000	Sino Biopharmaceutical Ltd. (HKD)	243,720
244,203	WH Group Ltd. (HKD) (e) (f)	264,539
284,600	Xinyi Glass Holdings Ltd. (HKD)	329,878
		1,887,071
Shares	Description	Value

	Hong Kong — 11.0%
44,538	Beijing Enterprises Holdings Ltd. (HKD)	$190,355
55,800	BOC Hong Kong Holdings Ltd. (HKD)	262,008
130,154	China Merchants Port Holdings Co., Ltd. (HKD)	243,685
31,338	China Overseas Land & Investment Ltd. (HKD)	57,828
446,800	China Power International Development Ltd. (HKD)	185,450
94,154	China Resources Power Holdings Co., Ltd. (HKD)	215,847
147,591	China Taiping Insurance Holdings Co., Ltd. (HKD)	288,660
6,738	CLP Holdings Ltd. (HKD)	55,804
14,400	Galaxy Entertainment Group Ltd. (HKD)	79,347
151,600	Guangdong Investment Ltd. (HKD)	137,730
2,520	Hong Kong Exchanges & Clearing Ltd. (HKD)	143,131
270,477	PCCW Ltd. (HKD)	185,255
11,912	Sun Hung Kai Properties Ltd. (HKD)	142,663
31,759	Swire Pacific Ltd., Class A (HKD)	269,149
		2,456,912
	New Zealand — 0.5%
10,811	Contact Energy Ltd. (NZD)	57,036
2,599	EBOS Group Ltd. (NZD)	44,872
		101,908
	Singapore — 8.0%
28,728	BOC Aviation Ltd. (HKD) (e) (f)	256,937
4,900	DBS Group Holdings Ltd. (SGD)	194,298
100,500	Genting Singapore Ltd. (SGD)	57,264
8,800	Oversea-Chinese Banking Corp., Ltd. (SGD)	112,153
142,900	Seatrium Ltd. (SGD)	262,547
11,900	Sembcorp Industries Ltd. (SGD)	55,536
22,200	Singapore Airlines Ltd. (SGD)	112,209
11,300	Singapore Exchange Ltd. (SGD)	144,803
55,500	Singapore Technologies Engineering Ltd. (SGD)	370,445
6,000	United Overseas Bank Ltd. (SGD)	160,843
22,500	Wilmar International Ltd. (SGD)	49,711
		1,776,746
	South Korea — 49.5%
232	Alteogen, Inc. (KRW) (c)	75,732
2,443	Amorepacific Corp. (KRW)	212,950
2,796	DB Insurance Co., Ltd. (KRW)	276,003

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
10,565	Doosan Enerbility Co., Ltd. (KRW) (c)	$472,132
2,771	Hana Financial Group, Inc. (KRW)	172,219
667	Hanwha Aerospace Co., Ltd. (KRW)	526,260
6,154	Hanwha Ocean Co., Ltd. (KRW) (c)	483,793
12,863	Hanwha Systems Co., Ltd. (KRW)	545,489
822	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW)	240,791
21,110	HMM Co., Ltd. (KRW)	301,668
351	HYBE Co., Ltd. (KRW)	66,545
2,939	Hyundai Glovis Co., Ltd. (KRW)	346,467
1,585	Hyundai Mobis Co., Ltd. (KRW)	337,210
2,094	Hyundai Motor Co. (KRW)	320,880
3,933	Hyundai Rotem Co., Ltd. (KRW)	613,896
11,615	Industrial Bank of Korea (KRW)	161,098
1,045	KB Financial Group, Inc. (KRW)	86,025
4,474	Kia Corp. (KRW)	321,109
3,303	Korea Aerospace Industries Ltd. (KRW)	254,249
15,258	Korea Electric Power Corp. (KRW)	392,039
318	Korea Zinc Co., Ltd. (KRW)	208,744
15,509	Korean Air Lines Co., Ltd. (KRW)	251,473
494	Krafton, Inc. (KRW) (c)	102,986
1,634	KT&G Corp. (KRW)	155,591
1,070	LG Electronics, Inc. (KRW)	57,654
3,385	Meritz Financial Group, Inc. (KRW)	273,830
593	POSCO Holdings, Inc. (KRW)	116,652
81	Samsung Biologics Co., Ltd. (KRW) (c) (e) (f)	57,558
1,279	Samsung Electro-Mechanics Co., Ltd. (KRW)	176,392
5,715	Samsung Electronics Co., Ltd. (KRW)	341,747
231	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	74,336
30,632	Samsung Heavy Industries Co., Ltd. (KRW) (c)	478,130
2,132	Samsung SDS Co., Ltd. (KRW)	249,510
480	Samyang Foods Co., Ltd. (KRW)	523,089
Shares	Description	Value

	South Korea (Continued)
1,755	Shinhan Financial Group Co., Ltd. (KRW)	$88,560
1,732	SK Hynix, Inc. (KRW)	428,973
4,421	SK Square Co., Ltd. (KRW) (c)	634,925
4,464	SK Telecom Co., Ltd. (KRW)	172,763
1,274	SK, Inc. (KRW)	190,685
15,015	Woori Financial Group, Inc. (KRW)	277,709
		11,067,862
	Switzerland — 1.2%
10,460	BeOne Medicines Ltd., Class H (HKD) (c)	275,817
	Total Common Stocks	22,276,352
	(Cost $16,646,700)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$783	Bank of America Corp., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $783. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $799. (h)	783
1,145	JPMorgan Chase & Co., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $1,145. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $1,168. (h)	1,145

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$687	Mizuho Financial Group, Inc., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $687. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $701. (h)	$687
1,232	RBC Dominion Securities, Inc., 4.19% (g), dated 09/30/25, due 10/01/25, with a maturity value of $1,232. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $1,257. (h)	1,232
	Total Repurchase Agreements	3,847
	(Cost $3,847)

	Total Investments — 99.6%	22,280,199
	(Cost $16,650,547)
	Net Other Assets and Liabilities — 0.4%	96,544
	Net Assets — 100.0%	$22,376,743

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $1,385 and the total value of the collateral held by the Fund, including for
securities sold and pending settlement, is $3,847.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of September 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
HKD	– Hong Kong Dollar
KRW	– South Korean Won
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	36.6%
Financials	15.5
Consumer Discretionary	7.8
Materials	7.6
Utilities	6.7
Consumer Staples	6.4
Information Technology	5.4
Health Care	4.8
Energy	3.5
All Other	5.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
KRW	49.7%
HKD	24.2
AUD	18.8
SGD	6.8
NZD	0.5
USD	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 22,276,352	$ 22,276,352	$ —	$ —
Repurchase Agreements	3,847	—	3,847	—
Total Investments	$22,280,199	$22,276,352	$3,847	$—

*	See Portfolio of Investments for country breakout.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Austria — 3.1%
8,097	ANDRITZ AG (EUR)	$569,428
17,626	BAWAG Group AG (EUR) (c) (d)	2,317,713
6,570	Erste Group Bank AG (EUR)	641,766
36,547	OMV AG (EUR)	1,948,887
35,297	Raiffeisen Bank International AG (EUR)	1,215,866
6,396	Verbund AG (EUR)	464,822
51,492	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR)	2,832,287
18,606	voestalpine AG (EUR)	663,634
		10,654,403
	Belgium — 2.9%
2,095	Ackermans & van Haaren N.V. (EUR)	536,202
15,127	Ageas S.A./N.V. (EUR)	1,046,058
33,050	Colruyt Group N.V. (EUR)	1,300,659
29,849	KBC Ancora (EUR)	2,361,987
9,967	KBC Group N.V. (EUR)	1,187,147
8,869	Sofina S.A. (EUR)	2,613,583
38,196	Warehouses De Pauw C.V.A. (EUR)	954,283
		9,999,919
	Bermuda — 0.5%
89,373	Hiscox Ltd. (GBP)	1,645,507
	Denmark — 2.6%
1,303	A.P. Moller - Maersk A/S, Class B (DKK)	2,554,540
2,331	Genmab A/S (DKK) (e)	706,664
450,032	H. Lundbeck A/S (DKK)	3,223,387
78,919	ISS A/S (DKK)	2,497,386
1,100	ROCKWOOL A/S, Class B (DKK)	40,847
		9,022,824
	Finland — 0.6%
55,411	Fortum Oyj (EUR)	1,047,718
15,262	Orion Oyj, Class B (EUR)	1,167,384
		2,215,102
	France — 7.8%
23,786	Arkema S.A. (EUR)	1,496,835
10,625	AXA S.A. (EUR)	506,956
16,329	BNP Paribas S.A. (EUR)	1,482,503
22,995	Bouygues S.A. (EUR)	1,034,539
96,559	Carrefour S.A. (EUR)	1,461,847
25,833	Cie Generale des Etablissements Michelin S.C.A. (EUR)	926,257
99,822	Credit Agricole S.A. (EUR)	1,959,523
7,806	Eiffage S.A. (EUR)	996,199
61,143	Elis S.A. (EUR)	1,757,300
Shares	Description	Value

	France (Continued)
23,212	Engie S.A. (EUR)	$497,488
40,617	Klepierre S.A. (EUR)	1,581,285
69,800	Orange S.A. (EUR)	1,131,715
17,986	Renault S.A. (EUR)	734,855
30,343	Societe Generale S.A. (EUR)	2,007,786
31,924	SPIE S.A. (EUR)	1,716,606
18,107	Teleperformance SE (EUR)	1,346,519
6,818	Thales S.A. (EUR)	2,134,052
28,068	TotalEnergies SE (EUR)	1,704,676
71,970	Vallourec SACA (EUR)	1,367,578
9,407	Wendel SE (EUR)	900,112
		26,744,631
	Germany — 19.3%
4,756	Allianz SE (EUR)	1,995,649
24,045	Aurubis AG (EUR)	2,998,038
103,110	Auto1 Group SE (EUR) (e)	3,510,643
28,408	Bayerische Motoren Werke AG (EUR)	2,849,638
99,816	Commerzbank AG (EUR)	3,760,605
34,002	Continental AG (EUR)	2,240,320
22,555	Daimler Truck Holding AG (EUR)	927,357
95,927	Deutsche Bank AG (EUR)	3,373,072
3,077	Deutsche Boerse AG (EUR)	824,025
312,595	Deutsche Lufthansa AG (EUR)	2,645,359
24,467	Deutsche Telekom AG (EUR)	833,329
21,207	DHL Group (EUR)	944,636
36,442	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d)	1,766,159
59,975	E.ON SE (EUR)	1,127,678
14,473	Fraport AG Frankfurt Airport Services Worldwide (EUR) (e)	1,249,767
11,919	Freenet AG (EUR)	380,904
18,345	Fresenius Medical Care AG (EUR)	961,888
14,978	GEA Group AG (EUR)	1,105,216
5,314	Heidelberg Materials AG (EUR)	1,195,065
5,697	Henkel AG & Co. KGaA (Preference Shares) (EUR)	459,506
27,118	Hensoldt AG (EUR)	3,511,729
13,332	HOCHTIEF AG (EUR)	3,565,635
43,721	KION Group AG (EUR)	2,948,954
38,626	Mercedes-Benz Group AG (EUR)	2,424,810
2,156	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	1,375,486
1,270	Rheinmetall AG (EUR)	2,958,984
63,390	RWE AG (EUR)	2,814,687
4,342	Scout24 SE (EUR) (c) (d)	543,419

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
23,326	Siemens Energy AG (EUR) (e)	$2,722,713
21,646	Talanx AG (EUR)	2,876,815
176,935	thyssenkrupp AG (EUR)	2,425,261
17,898	Volkswagen AG (Preference Shares) (EUR)	1,932,375
16,573	Wacker Chemie AG (EUR)	1,247,231
		66,496,953
	Greece — 3.3%
951,427	Alpha Bank S.A. (EUR)	4,036,932
339,382	Eurobank Ergasias Services and Holdings S.A. (EUR)	1,307,722
83,726	Hellenic Telecommunications Organization S.A. (EUR)	1,584,577
44,299	National Bank of Greece S.A. (EUR)	643,096
331,718	Piraeus Financial Holdings S.A. (EUR)	2,809,526
60,627	Public Power Corp. S.A. (EUR)	997,934
		11,379,787
	Ireland — 1.3%
140,715	AIB Group PLC (EUR)	1,274,572
77,202	Bank of Ireland Group PLC (EUR)	1,270,309
33,715	Ryanair Holdings PLC, ADR	2,030,317
		4,575,198
	Italy — 11.0%
752,589	A2A S.p.A. (EUR)	1,967,732
32,502	Azimut Holding S.p.A. (EUR)	1,256,579
8,082	Banca Generali S.p.A. (EUR)	449,954
56,305	Banca Mediolanum S.p.A. (EUR)	1,127,092
229,322	Banca Monte dei Paschi di Siena S.p.A. (EUR)	2,030,041
223,961	Banco BPM S.p.A. (EUR)	3,345,939
174,186	BPER Banca S.p.A. (EUR)	1,929,697
47,335	Buzzi S.p.A. (EUR)	2,598,632
133,534	Credito Emiliano S.p.A. (EUR)	2,147,832
87,836	Eni S.p.A. (EUR)	1,533,044
25,857	Generali (EUR)	1,014,244
104,657	Hera S.p.A. (EUR)	470,603
353,720	Intesa Sanpaolo S.p.A. (EUR)	2,331,417
46,691	Leonardo S.p.A. (EUR)	2,961,254
89,979	Lottomatica Group S.p.A. (EUR)	2,421,272
48,494	Mediobanca Banca di Credito Finanziario S.p.A. (EUR)	981,267
170,451	Nexi S.p.A. (EUR) (c) (d)	963,771
229,427	Pirelli & C S.p.A. (EUR) (c) (d)	1,560,669
76,438	Poste Italiane S.p.A. (EUR) (c) (d)	1,811,897
2,693,872	Telecom Italia S.p.A. (EUR) (e)	1,408,372
Shares	Description	Value

	Italy (Continued)
24,372	UniCredit S.p.A. (EUR)	$1,844,746
85,318	Unipol Assicurazioni S.p.A. (EUR)	1,829,066
		37,985,120
	Luxembourg — 1.0%
47,446	ArcelorMittal S.A. (EUR)	1,703,432
92,719	Tenaris S.A. (EUR)	1,653,539
		3,356,971
	Netherlands — 3.9%
64,870	ABN AMRO Bank N.V. (EUR) (c) (d)	2,075,383
31,606	ASR Nederland N.V. (EUR)	2,144,050
3,131	Euronext N.V. (EUR) (c) (d)	468,317
55,558	Iveco Group N.V. (EUR)	1,197,261
12,113	Koninklijke Ahold Delhaize N.V. (EUR)	489,924
31,319	Koninklijke Vopak N.V. (EUR)	1,435,508
104,657	STMicroelectronics N.V. (EUR)	2,930,519
55,558	Technip Energies N.V. (EUR)	2,614,341
		13,355,303
	Norway — 4.3%
76,373	Aker BP ASA (NOK)	1,936,962
51,874	DNB Bank ASA (NOK)	1,411,265
68,384	Equinor ASA (NOK)	1,667,877
19,701	Gjensidige Forsikring ASA (NOK)	577,632
46,552	Kongsberg Gruppen ASA (NOK)	1,487,819
78,975	Norsk Hydro ASA (NOK)	534,965
43,466	Orkla ASA (NOK)	453,844
56,243	SpareBank 1 Sor-Norge ASA (NOK)	1,002,050
71,636	Storebrand ASA (NOK)	1,092,534
94,959	Telenor ASA (NOK)	1,573,840
84,446	Vend Marketplaces ASA (NOK)	3,002,284
		14,741,072
	Portugal — 1.2%
2,253,918	Banco Comercial Portugues S.A., Class R (EUR)	1,993,133
269,041	EDP S.A. (EUR)	1,275,161
25,793	Galp Energia SGPS S.A. (EUR)	487,546
21,359	Jeronimo Martins SGPS S.A. (EUR)	519,086
		4,274,926
	Spain — 9.7%
3,466	Acciona S.A. (EUR)	695,438
39,680	ACS Actividades de Construccion y Servicios S.A. (EUR)	3,167,878
166,850	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	3,200,856

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
810,980	Banco de Sabadell S.A. (EUR)	$3,142,042
337,821	Banco Santander S.A. (EUR)	3,519,605
204,308	Bankinter S.A. (EUR)	3,215,437
233,414	CaixaBank S.A. (EUR)	2,451,566
17,087	Endesa S.A. (EUR)	545,861
78,336	Indra Sistemas S.A. (EUR)	3,504,082
402,999	International Consolidated Airlines Group S.A. (GBP)	2,092,636
294,601	Mapfre S.A. (EUR)	1,393,886
170,174	Repsol S.A. (EUR)	3,009,887
1,226,927	Unicaja Banco S.A. (EUR) (c) (d) (f)	3,356,313
		33,295,487
	Sweden — 5.1%
69,392	Boliden AB (SEK) (e)	2,820,819
63,664	Essity AB, Class B (SEK)	1,662,200
37,091	Industrivarden AB, Class C (SEK)	1,469,157
76,125	Investor AB, Class B (SEK)	2,377,693
46,157	Saab AB, Class B (SEK)	2,816,664
44,930	SKF AB, Class B (SEK)	1,112,941
372,940	SSAB AB, Class B (SEK)	2,162,913
33,511	Tele2 AB, Class B (SEK)	571,485
1,183,534	Volvo Car AB, Class B (SEK) (e) (f)	2,426,934
		17,420,806
	Switzerland — 2.1%
10,408	Avolta AG (CHF)	562,990
2,588	BKW AG (CHF)	552,354
29,995	Coca-Cola HBC AG (GBP)	1,413,523
8,759	Helvetia Holding AG (CHF)	2,142,299
2,671	Sulzer AG (CHF)	452,297
785	Swisscom AG (CHF)	569,484
2,373	VZ Holding AG (CHF)	496,033
1,301	Zurich Insurance Group AG (CHF)	926,005
		7,114,985
	United Kingdom — 19.5%
38,754	3i Group PLC (GBP)	2,131,196
36,328	Anglogold Ashanti PLC (ZAR)	2,552,699
8,450	Ashtead Group PLC (GBP)	564,242
91,712	Associated British Foods PLC (GBP)	2,529,774
63,102	Aviva PLC (GBP)	582,010
193,558	Babcock International Group PLC (GBP)	3,462,203
67,395	BAE Systems PLC (GBP)	1,866,267
243,461	Barclays PLC (GBP)	1,242,926
151,172	Beazley PLC (GBP)	1,844,032
Shares	Description	Value

	United Kingdom (Continued)
29,325	Berkeley Group Holdings PLC (GBP)	$1,512,887
211,239	BT Group PLC (GBP)	543,048
938,307	Centrica PLC (GBP)	2,102,373
396,044	easyJet PLC (GBP)	2,471,447
19,260	Endeavour Mining PLC (GBP)	802,986
114,619	Evraz PLC (GBP) (e) (g) (h) (i)	0
192,771	Fresnillo PLC (GBP)	6,118,480
166,591	Harbour Energy PLC (GBP)	464,676
120,268	HSBC Holdings PLC (GBP)	1,690,270
147,279	IG Group Holdings PLC (GBP)	2,133,273
36,685	Imperial Brands PLC (GBP)	1,558,083
148,954	J Sainsbury PLC (GBP)	669,096
1,547,895	JD Sports Fashion PLC (GBP)	1,983,920
414,931	Kingfisher PLC (GBP)	1,722,671
2,430,218	Lloyds Banking Group PLC (GBP)	2,739,572
310,173	NatWest Group PLC (GBP)	2,175,862
3,161	Next PLC (GBP)	526,089
28,764	Pearson PLC (GBP)	408,704
38,192	Rio Tinto PLC (GBP)	2,510,435
140,323	Rolls-Royce Holdings PLC (GBP)	2,245,772
37,204	Shell PLC (GBP)	1,324,193
65,936	SSE PLC (GBP) (f)	1,544,315
179,294	St. James’s Place PLC (GBP)	3,062,382
153,725	Standard Chartered PLC (GBP)	2,967,820
1,247,650	Tritax Big Box REIT PLC (GBP)	2,424,658
172,157	UNITE Group (The) PLC (GBP)	1,664,728
1,922,305	Vodafone Group PLC (GBP)	2,227,501
14,305	Whitbread PLC (GBP)	619,489
		66,990,079
	United States — 0.2%
5,141	Autoliv, Inc., SDR (SEK)	632,359
	Total Common Stocks	341,901,432
	(Cost $254,798,505)
MONEY MARKET FUNDS — 0.0%
47,470	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (j)	47,470
	(Cost $47,470)

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$528,661	Bank of America Corp., 4.20% (j), dated 09/30/25, due 10/01/25, with a maturity value of $528,723. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $539,234. (k)	$528,661
773,708	JPMorgan Chase & Co., 4.20% (j), dated 09/30/25, due 10/01/25, with a maturity value of $773,798. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $789,182. (k)	773,708
463,869	Mizuho Financial Group, Inc., 4.20% (j), dated 09/30/25, due 10/01/25, with a maturity value of $463,923. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $473,146. (k)	463,869
832,123	RBC Dominion Securities, Inc., 4.19% (j), dated 09/30/25, due 10/01/25, with a maturity value of $832,220. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $848,765. (k)	832,123
	Total Repurchase Agreements	2,598,361
	(Cost $2,598,361)

	Total Investments — 100.2%	344,547,263
	(Cost $257,444,336)
	Net Other Assets and Liabilities — (0.2)%	(619,521)
	Net Assets — 100.0%	$343,927,742

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,445,688 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,598,361.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of September 30, 2025.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
USD	– United States Dollar
ZAR	– South African Rand

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Sector Allocation	% of Total Investments
Financials	37.8%
Industrials	19.1
Materials	9.2
Consumer Discretionary	8.9
Energy	6.1
Utilities	4.7
Communication Services	4.2
Consumer Staples	3.6
Real Estate	1.9
All Other	4.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	63.9%
GBP	20.2
SEK	5.2
NOK	4.3
DKK	2.6
CHF	1.7
USD	1.4
ZAR	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 66,990,079	$ 66,990,079	$ —	$ —**
Other Country Categories*	274,911,353	274,911,353	—	—
Money Market Funds	47,470	47,470	—	—
Repurchase Agreements	2,598,361	—	2,598,361	—
Total Investments	$344,547,263	$341,948,902	$2,598,361	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Brazil — 44.8%
118,117	Ambev S.A. (BRL)	$268,314
131,349	B3 S.A. - Brasil Bolsa Balcao (BRL)	330,702
41,952	Banco Bradesco S.A. (Preference Shares) (BRL)	139,439
56,565	Banco do Brasil S.A. (BRL)	234,773
19,892	Banco Santander Brasil S.A. (BRL)	109,883
39,568	BB Seguridade Participacoes S.A. (BRL)	247,270
39,092	Centrais Eletricas Brasileiras S.A. (BRL)	385,760
259,029	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	542,660
153,178	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	370,695
85,869	CSN Mineracao S.A. (BRL)	89,221
40,420	Embraer S.A. (BRL)	609,765
13,770	Engie Brasil Energia S.A. (BRL)	105,301
33,220	Equatorial Energia S.A. (BRL)	230,632
164,254	Gerdau S.A. (Preference Shares) (BRL)	512,614
224,985	Itausa S.A. (Preference Shares) (BRL)	484,866
31,648	Localiza Rent a Car S.A. (BRL)	234,584
91,328	Motiva Infraestrutura de Mobilidade S.A. (BRL)	255,336
28,607	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	169,097
53,153	Porto Seguro S.A. (BRL)	497,949
66,775	PRIO S.A. (BRL) (c)	478,394
18,848	Rede D’Or Sao Luiz S.A. (BRL) (d) (e)	149,020
85,334	Telefonica Brasil S.A. (BRL)	546,259
88,588	TIM S.A. (BRL)	391,154
28,123	Vale S.A. (BRL)	304,255
		7,687,943
	Chile — 16.3%
7,553	Banco de Credito e Inversiones S.A. (CLP)	333,880
1,635,683	Banco Santander Chile (CLP)	108,339
152,334	Cencosud S.A. (CLP)	433,348
226,521	Empresas CMPC S.A. (CLP)	333,975
53,950	Empresas Copec S.A. (CLP)	395,045
1,480,414	Enel Chile S.A. (CLP)	114,561
89,590	Falabella S.A. (CLP)	531,149
23,748,183	Latam Airlines Group S.A. (CLP)	539,715
		2,790,012
Shares	Description	Value

	Colombia — 5.0%
37,456	Grupo Cibest S.A. (Preference Shares) (COP)	$487,826
61,110	Interconexion Electrica S.A. ESP (COP)	364,123
		851,949
	Mexico — 30.4%
237,762	Alfa S.A.B. de C.V., Class A (MXN)	190,589
35,490	Arca Continental S.A.B. de C.V. (MXN)	372,118
657,499	Cemex S.A.B. de C.V., Series CPO (MXN)	588,800
50,747	Coca-Cola Femsa S.A.B. de C.V. (MXN)	421,056
98,268	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	496,075
79,403	Fibra Uno Administracion S.A. de C.V. (MXN)	117,022
19,500	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	192,290
10,276	Gruma S.A.B. de C.V., Class B (MXN)	190,768
13,377	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	134,752
82,563	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN)	227,039
37,110	Grupo Mexico S.A.B. de C.V., Series B (MXN)	323,653
25,000	Industrias Penoles S.A.B. de C.V. (MXN) (c)	1,117,345
144,970	Prologis Property Mexico S.A. de C.V. (MXN)	593,543
18,370	Promotora y Operadora de Infraestructura S.A.B. de C.V. (MXN)	250,611
		5,215,661
	Netherlands — 2.8%
32,323	JBS N.V., BDR (BRL) (c)	483,365

	Total Investments — 99.3%	17,028,930
	(Cost $13,283,511)
	Net Other Assets and Liabilities — 0.7%	112,914
	Net Assets — 100.0%	$17,141,844

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
BDR	– Brazilian Depositary Receipt
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
MXN	– Mexican Peso

Sector Allocation	% of Total Investments
Financials	19.6%
Materials	19.2
Consumer Staples	15.0
Utilities	12.4
Industrials	11.1
Consumer Discretionary	8.3
Communication Services	5.5
Real Estate	4.2
Energy	3.8
Health Care	0.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
BRL	48.0%
MXN	30.6
CLP	16.4
COP	5.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,028,930	$ 17,028,930	$ —	$ —

*	See Portfolio of Investments for country breakout.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Air Freight & Logistics — 3.1%
404,463	JD Logistics, Inc. (HKD) (b) (c) (d)	$680,866
2,003,481	Sinotrans Ltd., Class H (HKD)	1,253,793
		1,934,659
	Automobiles — 2.0%
145,733	Zhejiang Leapmotor Technology Co., Ltd., Class H (HKD) (b) (c) (d)	1,242,540
	Banks — 1.5%
326,106	Bank of Chongqing Co., Ltd., Class H (HKD)	308,005
335,232	China Construction Bank Corp., Class H (HKD)	322,225
678,318	China Everbright Bank Co., Ltd., Class H (HKD)	282,416
		912,646
	Biotechnology — 11.2%
449,655	3SBio, Inc. (HKD) (b) (d)	1,733,454
101,468	Innovent Biologics, Inc. (HKD) (b) (c) (d)	1,256,949
195,307	Remegen Co., Ltd., Class H (HKD) (b) (c) (d) (e)	2,941,419
256,067	Shanghai Junshi Biosciences Co., Ltd., Class H (HKD) (b) (c) (d) (e)	1,002,294
		6,934,116
	Capital Markets — 1.6%
201,682	GF Securities Co., Ltd., Class H (HKD)	526,108
991,820	Shenwan Hongyuan Group Co., Ltd., Class H (HKD) (b) (d) (e)	457,550
		983,658
	Construction & Engineering — 4.2%
7,592,524	China Energy Engineering Corp., Ltd., Class H (HKD)	1,161,034
2,827,367	China Railway Group Ltd., Class H (HKD)	1,427,862
		2,588,896
	Construction Materials — 1.3%
266,482	Anhui Conch Cement Co., Ltd., Class H (HKD)	804,725
	Consumer Staples Distribution & Retail — 1.7%
123,584	JD Health International, Inc. (HKD) (b) (c) (d)	1,056,077
Shares	Description	Value

	Diversified Telecommunication Services — 2.3%
947,599	China Tower Corp., Ltd., Class H (HKD) (b) (d)	$1,397,906
	Electrical Equipment — 5.5%
396,583	Dongfang Electric Corp., Ltd., Class H (HKD) (e)	846,477
1,423,096	Goldwind Science & Technology Co., Ltd., Class H (HKD)	2,560,200
		3,406,677
	Energy Equipment & Services — 1.1%
826,056	China Oilfield Services Ltd., Class H (HKD)	709,084
	Health Care Providers & Services — 1.6%
433,933	Sinopharm Group Co., Ltd., Class H (HKD)	1,022,665
	Independent Power and Renewable Electricity Producers — 1.2%
1,329,000	Datang International Power Generation Co., Ltd., Class H (HKD)	382,547
638,394	Huadian Power International Corp., Ltd., Class H (HKD)	343,727
		726,274
	Insurance — 9.6%
10,891,283	China Reinsurance Group Corp., Class H (HKD)	2,169,313
310,817	New China Life Insurance Co., Ltd., Class H (HKD)	1,843,666
2,225,268	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	1,947,336
		5,960,315
	Interactive Media & Services — 5.8%
127,393	Baidu, Inc., Class A (HKD) (c)	2,180,527
1,177,080	Meitu, Inc. (HKD) (b) (d)	1,402,159
		3,582,686
	Marine Transportation — 2.4%
974,175	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	1,515,977
	Metals & Mining — 16.5%
1,007,582	Aluminum Corp. of China Ltd., Class H (HKD)	1,044,878
739,152	China Hongqiao Group Ltd. (HKD)	2,509,447

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Metals & Mining (Continued)
666,657	CMOC Group Ltd., Class H (HKD)	$1,344,117
174,521	Jiangxi Copper Co., Ltd., Class H (HKD)	684,005
487,701	Shandong Gold Mining Co., Ltd., Class H (HKD) (b) (d)	2,315,059
255,238	Wanguo Gold Group Ltd. (HKD)	1,274,558
260,455	Zhaojin Mining Industry Co., Ltd., Class H (HKD)	1,046,245
		10,218,309
	Oil, Gas & Consumable Fuels — 12.3%
1,463,640	China Coal Energy Co., Ltd., Class H (HKD)	1,747,276
2,586,910	China Petroleum & Chemical Corp., Class H (HKD)	1,346,319
1,225,650	COSCO SHIPPING Energy Transportation Co., Ltd., Class H (HKD) (e)	1,420,642
689,077	Inner Mongolia Yitai Coal Co., Ltd., Class B (c) (f)	1,320,272
1,969,347	PetroChina Co., Ltd., Class H (HKD)	1,791,707
		7,626,216
	Passenger Airlines — 2.3%
444,910	Air China Ltd., Class H (HKD) (c)	332,741
2,523,489	China Eastern Airlines Corp., Ltd., Class H (HKD) (c)	1,079,835
		1,412,576
	Real Estate Management & Development — 2.8%
1,147,807	Longfor Group Holdings Ltd. (HKD) (b) (d)	1,752,253
	Software — 0.6%
172,075	Kingdee International Software Group Co., Ltd. (HKD) (c)	387,403
	Specialty Retail — 2.8%
49,894	Pop Mart International Group Ltd. (HKD) (b) (d)	1,710,589
	Technology Hardware, Storage & Peripherals — 1.5%
133,012	Xiaomi Corp., Class B (HKD) (b) (c) (d)	922,988
	Textiles, Apparel & Luxury Goods — 1.9%
13,154	Laopu Gold Co., Ltd., Class H (HKD) (e)	1,203,509
Shares	Description	Value

	Transportation Infrastructure — 2.8%
807,393	Qingdao Port International Co., Ltd., Class H (HKD) (b) (d)	$748,052
1,103,556	Zhejiang Expressway Co., Ltd., Class H (HKD)	1,019,612
		1,767,664
	Total Common Stocks	61,780,408
	(Cost $50,010,488)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 9.1%
$1,153,305	Bank of America Corp., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $1,153,440. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $1,176,371. (h)	1,153,305
1,687,885	JPMorgan Chase & Co., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $1,688,082. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $1,721,643. (h)	1,687,885

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$1,011,954	Mizuho Financial Group, Inc., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $1,012,072. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $1,032,193. (h)	$1,011,954
1,815,324	RBC Dominion Securities, Inc., 4.19% (g), dated 09/30/25, due 10/01/25, with a maturity value of $1,815,535. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $1,851,631. (h)	1,815,324
	Total Repurchase Agreements	5,668,468
	(Cost $5,668,468)

	Total Investments — 108.7%	67,448,876
	(Cost $55,678,956)
	Net Other Assets and Liabilities — (8.7)%	(5,420,507)
	Net Assets — 100.0%	$62,028,369

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $5,331,301 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $5,668,468.

(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Rate shown reflects yield as of September 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
HKD	– Hong Kong Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
China	72.4%
Cayman Islands	27.2
United States	4.6
Canada	2.9
Japan	1.6
Total Investments	108.7
Net Other Assets and Liabilities	(8.7)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
HKD	89.6%
USD	10.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 61,780,408	$ 61,780,408	$ —	$ —
Repurchase Agreements	5,668,468	—	5,668,468	—
Total Investments	$67,448,876	$61,780,408	$5,668,468	$—

*	See Portfolio of Investments for industry breakout.

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.0%
	Air Freight & Logistics — 1.4%
119,900	NIPPON EXPRESS HOLDINGS, Inc. (JPY)	$2,724,981
	Automobile Components — 5.3%
140,800	Aisin Corp. (JPY)	2,437,353
14,700	Bridgestone Corp. (JPY)	680,702
44,400	Denso Corp. (JPY)	641,148
54,200	Niterra Co., Ltd. (JPY) (b)	2,094,187
56,000	Sumitomo Electric Industries Ltd. (JPY)	1,597,241
87,300	Yokohama Rubber (The) Co., Ltd. (JPY)	3,237,925
		10,688,556
	Automobiles — 6.8%
248,700	Honda Motor Co., Ltd. (JPY) (b)	2,574,701
142,000	Isuzu Motors Ltd. (JPY) (b)	1,795,104
172,300	Subaru Corp. (JPY)	3,530,237
248,700	Suzuki Motor Corp. (JPY)	3,633,339
104,300	Toyota Motor Corp. (JPY)	2,009,689
		13,543,070
	Banks — 0.7%
26,200	Rakuten Bank Ltd. (JPY) (c)	1,464,975
	Broadline Retail — 1.2%
125,200	Ryohin Keikaku Co., Ltd. (JPY)	2,493,248
	Capital Markets — 1.5%
68,900	SBI Holdings, Inc. (JPY)	2,998,549
	Chemicals — 4.1%
337,600	Asahi Kasei Corp. (JPY)	2,658,385
228,700	Mitsubishi Chemical Group Corp. (JPY)	1,316,511
26,000	Mitsui Chemicals, Inc. (JPY) (b)	650,857
62,700	NOF Corp. (JPY)	1,096,831
164,300	Tosoh Corp. (JPY) (b)	2,432,531
		8,155,115
	Commercial Services & Supplies — 1.6%
118,700	Dai Nippon Printing Co., Ltd. (JPY)	2,019,068
44,100	TOPPAN Holdings, Inc. (JPY)	1,131,687
		3,150,755
	Construction & Engineering — 8.1%
115,200	Kajima Corp. (JPY)	3,362,094
130,000	Kandenko Co., Ltd. (JPY)	3,565,473
81,700	Kinden Corp. (JPY)	2,795,981
39,600	Obayashi Corp. (JPY)	650,427
Shares	Description	Value

	Construction & Engineering (Continued)
161,400	Shimizu Corp. (JPY)	$2,269,543
51,600	Taisei Corp. (JPY)	3,548,514
		16,192,032
	Consumer Finance — 0.3%
22,300	Credit Saison Co., Ltd. (JPY)	595,632
	Consumer Staples Distribution & Retail — 4.3%
176,700	Aeon Co., Ltd. (JPY)	2,144,751
37,900	Cosmos Pharmaceutical Corp. (JPY)	2,214,261
19,300	Kobe Bussan Co., Ltd. (JPY)	530,380
29,200	MatsukiyoCocokara & Co. (JPY)	593,142
131,600	Sugi Holdings Co., Ltd. (JPY)	3,173,314
		8,655,848
	Electric Utilities — 5.5%
194,700	Chubu Electric Power Co., Inc. (JPY)	2,710,146
253,700	Kansai Electric Power (The) Co., Inc. (JPY)	3,634,334
202,000	Kyushu Electric Power Co., Inc. (JPY) (b)	2,020,888
541,700	Tokyo Electric Power Co. Holdings, Inc. (JPY) (c)	2,542,841
		10,908,209
	Electrical Equipment — 3.1%
26,000	Fuji Electric Co., Ltd. (JPY)	1,748,277
45,700	Fujikura Ltd. (JPY)	4,466,941
		6,215,218
	Entertainment — 2.2%
35,200	Capcom Co., Ltd. (JPY)	957,565
15,100	Konami Group Corp. (JPY)	2,179,971
20,300	Toho Co., Ltd. (JPY)	1,304,054
		4,441,590
	Financial Services — 1.0%
81,700	Mitsubishi HC Capital, Inc. (JPY)	675,378
106,600	Tokyo Century Corp. (JPY)	1,360,207
		2,035,585
	Food Products — 0.6%
44,300	Ajinomoto Co., Inc. (JPY)	1,271,919
	Gas Utilities — 1.4%
93,900	Osaka Gas Co., Ltd. (JPY)	2,723,313
	Ground Transportation — 4.0%
134,100	Central Japan Railway Co. (JPY)	3,847,492
64,200	Keisei Electric Railway Co., Ltd. (JPY)	595,397

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ground Transportation (Continued)
83,900	Seibu Holdings, Inc. (JPY)	$3,036,932
26,200	West Japan Railway Co. (JPY)	574,545
		8,054,366
	Health Care Technology — 0.7%
87,300	M3, Inc. (JPY)	1,408,512
	Hotels, Restaurants & Leisure — 2.8%
61,800	Food & Life Cos., Ltd. (JPY)	3,233,232
262,700	Metaplanet, Inc. (JPY) (c)	1,021,419
28,800	Skylark Holdings Co., Ltd. (JPY)	595,728
10,000	Zensho Holdings Co., Ltd. (JPY)	654,022
		5,504,401
	Household Durables — 4.0%
53,200	Open House Group Co., Ltd. (JPY)	2,753,802
223,000	Panasonic Holdings Corp. (JPY)	2,427,765
237,700	Sumitomo Forestry Co., Ltd. (JPY)	2,831,312
		8,012,879
	Industrial Conglomerates — 0.3%
2,000	Hikari Tsushin, Inc. (JPY)	558,272
	Insurance — 1.1%
79,700	Japan Post Insurance Co., Ltd. (JPY)	2,259,743
	IT Services — 1.2%
20,500	NEC Corp. (JPY)	656,926
59,800	SCSK Corp. (JPY)	1,790,947
		2,447,873
	Leisure Products — 0.6%
33,500	Bandai Namco Holdings, Inc. (JPY)	1,115,647
	Machinery — 6.4%
62,400	Ebara Corp. (JPY)	1,427,455
194,600	IHI Corp. (JPY)	3,631,849
10,500	Japan Steel Works (The) Ltd. (JPY)	639,010
39,800	Kawasaki Heavy Industries Ltd. (JPY) (b)	2,629,381
18,300	Komatsu Ltd. (JPY)	638,523
160,300	Kubota Corp. (JPY)	2,019,400
72,100	Mitsubishi Heavy Industries Ltd. (JPY)	1,891,171
		12,876,789
Shares	Description	Value

	Marine Transportation — 4.3%
212,100	Kawasaki Kisen Kaisha Ltd. (JPY) (b)	$3,020,473
89,900	Mitsui OSK Lines Ltd. (JPY) (b)	2,731,924
83,600	Nippon Yusen KK (JPY)	2,855,351
		8,607,748
	Media — 2.5%
210,100	CyberAgent, Inc. (JPY)	2,523,161
78,100	Fuji Media Holdings, Inc. (JPY) (b)	1,849,980
25,900	Nippon Television Holdings, Inc. (JPY)	691,087
		5,064,228
	Metals & Mining — 3.9%
155,000	JFE Holdings, Inc. (JPY) (b)	1,903,895
275,400	Kobe Steel Ltd. (JPY) (b)	3,256,158
634,500	Nippon Steel Corp. (JPY) (b)	2,615,057
		7,775,110
	Oil, Gas & Consumable Fuels — 3.8%
363,700	ENEOS Holdings, Inc. (JPY) (b)	2,311,537
198,100	Idemitsu Kosan Co., Ltd. (JPY)	1,360,987
214,000	Inpex Corp. (JPY)	3,868,019
		7,540,543
	Paper & Forest Products — 1.3%
477,700	Oji Holdings Corp. (JPY) (b)	2,613,242
	Passenger Airlines — 1.5%
61,400	ANA Holdings, Inc. (JPY)	1,187,851
88,400	Japan Airlines Co., Ltd. (JPY) (b)	1,783,124
		2,970,975
	Pharmaceuticals — 0.3%
12,100	Otsuka Holdings Co., Ltd. (JPY)	643,026
	Professional Services — 2.2%
35,100	BayCurrent, Inc. (JPY)	2,064,915
1,231,800	Persol Holdings Co., Ltd. (JPY)	2,246,452
		4,311,367
	Real Estate Management & Development — 0.4%
84,300	Tokyu Fudosan Holdings Corp. (JPY)	698,296
	Semiconductors & Semiconductor Equipment — 1.2%
24,400	Advantest Corp. (JPY)	2,417,148
	Technology Hardware, Storage & Peripherals — 2.6%
174,000	Brother Industries Ltd. (JPY)	2,916,178

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
127,000	Ricoh Co., Ltd. (JPY)	$1,121,990
90,600	Seiko Epson Corp. (JPY)	1,162,787
		5,200,955
	Textiles, Apparel & Luxury Goods — 0.6%
47,100	Asics Corp. (JPY)	1,233,196
	Trading Companies & Distributors — 4.2%
59,500	Marubeni Corp. (JPY)	1,487,852
58,900	Mitsui & Co., Ltd. (JPY)	1,465,679
73,400	Sojitz Corp. (JPY) (b)	1,943,635
93,000	Sumitomo Corp. (JPY)	2,696,582
26,500	Toyota Tsusho Corp. (JPY)	735,051
		8,328,799
	Total Common Stocks	197,901,710
	(Cost $159,679,284)
MONEY MARKET FUNDS — 0.1%
213,532	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (d)	213,532
	(Cost $213,532)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 15.6%
$6,337,006	Bank of America Corp., 4.20% (d), dated 09/30/25, due 10/01/25, with a maturity value of $6,337,745. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $6,463,746. (e)	6,337,006
9,274,351	JPMorgan Chase & Co., 4.20% (d), dated 09/30/25, due 10/01/25, with a maturity value of $9,275,433. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $9,459,838. (e)	9,274,351
Principal Value	Description	Value

$5,560,328	Mizuho Financial Group, Inc., 4.20% (d), dated 09/30/25, due 10/01/25, with a maturity value of $5,560,977. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $5,671,536. (e)	$5,560,328
9,974,573	RBC Dominion Securities, Inc., 4.19% (d), dated 09/30/25, due 10/01/25, with a maturity value of $9,975,734. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $10,174,065. (e)	9,974,573
	Total Repurchase Agreements	31,146,258
	(Cost $31,146,258)

	Total Investments — 114.7%	229,261,500
	(Cost $191,039,074)
	Net Other Assets and Liabilities — (14.7)%	(29,387,434)
	Net Assets — 100.0%	$199,874,066

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $27,780,319 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $31,146,258.

(c)	Non-income producing security.
(d)	Rate shown reflects yield as of September 30, 2025.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
JPY	– Japanese Yen
USD	– United States Dollar

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Country Allocation†	% of Net Assets
Japan	101.8%
United States	7.9
Canada	5.0
Total Investments	114.7
Net Other Assets and Liabilities	(14.7)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
JPY	86.3%
USD	13.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 197,901,710	$ 197,901,710	$ —	$ —
Money Market Funds	213,532	213,532	—	—
Repurchase Agreements	31,146,258	—	31,146,258	—
Total Investments	$229,261,500	$198,115,242	$31,146,258	$—

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Australia — 3.7%
627,999	Evolution Mining Ltd. (AUD)	$4,500,370
290,507	Fortescue Ltd. (AUD)	3,590,825
48,899	Northern Star Resources Ltd. (AUD)	767,818
395,930	Qantas Airways Ltd. (AUD)	2,860,895
40,902	QBE Insurance Group Ltd. (AUD)	557,265
30,930	Rio Tinto Ltd. (AUD)	2,497,511
402,258	Santos Ltd. (AUD)	1,791,351
622,072	Sigma Healthcare Ltd. (AUD)	1,222,525
33,772	Telix Pharmaceuticals Ltd. (AUD) (c)	325,595
193,126	Woodside Energy Group Ltd. (AUD)	2,943,035
882,427	Yancoal Australia Ltd. (AUD) (d)	3,094,678
		24,151,868
	Austria — 1.1%
21,692	BAWAG Group AG (EUR) (e) (f)	2,852,368
22,556	OMV AG (EUR)	1,202,810
21,792	Raiffeisen Bank International AG (EUR)	750,663
50,693	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR)	2,788,338
		7,594,179
	Belgium — 0.9%
18,675	Ageas S.A./N.V. (EUR)	1,291,409
9,216	KBC Ancora (EUR)	729,273
6,148	KBC Group N.V. (EUR)	732,274
10,914	Sofina S.A. (EUR)	3,216,219
		5,969,175
	Bermuda — 0.7%
1,710,862	Kunlun Energy Co., Ltd. (HKD)	1,530,156
187,847	Orient Overseas International Ltd. (HKD)	3,048,732
		4,578,888
	Canada — 6.1%
15,410	Agnico Eagle Mines Ltd. (CAD)	2,595,462
62,491	Alamos Gold, Inc., Class A (CAD)	2,178,227
16,795	Capital Power Corp. (CAD) (d)	788,642
7,055	Celestica, Inc. (CAD) (c)	1,736,097
120,139	Cenovus Energy, Inc. (CAD)	2,039,868
25,133	Definity Financial Corp. (CAD)	1,291,775
33,309	Empire Co., Ltd., Class A (CAD)	1,195,505
1,157	Fairfax Financial Holdings Ltd. (CAD)	2,024,189
Shares	Description	Value

	Canada (Continued)
9,826	George Weston Ltd. (CAD)	$599,360
176,704	Kinross Gold Corp. (CAD)	4,385,540
72,556	Lundin Gold, Inc. (CAD)	4,700,995
49,125	Magna International, Inc. (CAD)	2,327,587
95,235	MEG Energy Corp. (CAD)	1,921,534
66,156	Open Text Corp. (CAD)	2,472,828
86,189	Pan American Silver Corp. (CAD)	3,339,924
78,706	Power Corp. of Canada (CAD) (d)	3,405,673
5,565	RB Global, Inc. (CAD)	602,765
28,836	Suncor Energy, Inc. (CAD)	1,206,732
14,383	Wheaton Precious Metals Corp. (CAD)	1,609,548
		40,422,251
	Cayman Islands — 2.6%
168,405	China Resources Land Ltd. (HKD)	657,437
1,294,445	China State Construction International Holdings Ltd. (HKD)	1,648,424
276,233	CK Asset Holdings Ltd. (HKD)	1,338,933
296,905	CK Hutchison Holdings Ltd. (HKD)	1,955,343
1,301,154	Geely Automobile Holdings Ltd. (HKD)	3,268,790
410,542	SITC International Holdings Co., Ltd. (HKD)	1,580,560
3,031,835	WH Group Ltd. (HKD) (e) (f)	3,284,314
2,822,247	Xinyi Glass Holdings Ltd. (HKD) (d)	3,271,245
		17,005,046
	Denmark — 1.3%
1,605	A.P. Moller - Maersk A/S, Class B (DKK)	3,146,613
332,289	H. Lundbeck A/S (DKK)	2,380,045
97,120	ISS A/S (DKK)	3,073,355
		8,600,013
	Finland — 0.2%
18,843	Orion Oyj, Class B (EUR)	1,441,293
	France — 2.7%
7,340	Arkema S.A. (EUR)	461,901
13,115	AXA S.A. (EUR)	625,763
20,094	BNP Paribas S.A. (EUR)	1,824,325
39,725	Carrefour S.A. (EUR)	601,413
92,131	Credit Agricole S.A. (EUR)	1,808,548
9,634	Eiffage S.A. (EUR)	1,229,487
25,159	Elis S.A. (EUR)	723,090
16,719	Klepierre S.A. (EUR)	650,898
37,340	Societe Generale S.A. (EUR)	2,470,775
39,287	SPIE S.A. (EUR)	2,112,527

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	France (Continued)
11,176	Teleperformance SE (EUR)	$831,098
8,390	Thales S.A. (EUR)	2,626,092
25,905	TotalEnergies SE (EUR)	1,573,309
		17,539,226
	Germany — 9.9%
5,852	Allianz SE (EUR)	2,455,538
29,590	Aurubis AG (EUR)	3,689,414
101,511	Auto1 Group SE (EUR) (c)	3,456,201
27,968	Bayerische Motoren Werke AG (EUR)	2,805,502
122,834	Commerzbank AG (EUR)	4,627,817
20,908	Continental AG (EUR)	1,377,584
118,051	Deutsche Bank AG (EUR)	4,151,016
1,901	Deutsche Boerse AG (EUR)	509,091
307,746	Deutsche Lufthansa AG (EUR)	2,604,324
30,205	Deutsche Telekom AG (EUR)	1,028,761
22,497	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (e) (f)	1,090,315
9,246	GEA Group AG (EUR)	682,255
6,540	Heidelberg Materials AG (EUR)	1,470,780
33,372	Hensoldt AG (EUR)	4,321,610
16,406	HOCHTIEF AG (EUR)	4,387,774
26,901	KION Group AG (EUR)	1,814,455
47,533	Mercedes-Benz Group AG (EUR)	2,983,962
1,772	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	1,130,502
1,562	Rheinmetall AG (EUR)	3,639,318
78,008	RWE AG (EUR)	3,463,766
38,274	Siemens Energy AG (EUR) (c)	4,467,509
26,637	Talanx AG (EUR)	3,540,133
217,737	thyssenkrupp AG (EUR)	2,984,537
16,520	Volkswagen AG (Preference Shares) (EUR)	1,783,598
6,819	Wacker Chemie AG (EUR)	513,176
		64,978,938
	Greece — 1.7%
1,170,834	Alpha Bank S.A. (EUR)	4,967,883
418,949	Eurobank Ergasias Services and Holdings S.A. (EUR)	1,614,312
408,215	Piraeus Financial Holdings S.A. (EUR)	3,457,426
74,834	Public Power Corp. S.A. (EUR)	1,231,785
		11,271,406
	Hong Kong — 2.4%
589,011	Beijing Enterprises Holdings Ltd. (HKD)	2,517,429
Shares	Description	Value

	Hong Kong (Continued)
276,519	BOC Hong Kong Holdings Ltd. (HKD)	$1,298,390
1,292,714	China Merchants Port Holdings Co., Ltd. (HKD)	2,420,324
2,964,253	China Power International Development Ltd. (HKD)	1,230,352
937,707	China Resources Power Holdings Co., Ltd. (HKD)	2,149,679
367,517	China Taiping Insurance Holdings Co., Ltd. (HKD)	718,793
1,518,883	Guangdong Investment Ltd. (HKD)	1,379,924
341,113	MTR Corp., Ltd. (HKD)	1,156,337
315,324	Swire Pacific Ltd., Class A (HKD)	2,672,289
		15,543,517
	Ireland — 0.2%
86,850	AIB Group PLC (EUR)	786,672
47,655	Bank of Ireland Group PLC (EUR)	784,132
		1,570,804
	Israel — 2.3%
124,239	Bank Hapoalim BM (ILS)	2,525,140
166,518	Bank Leumi Le-Israel BM (ILS)	3,282,399
5,820	Elbit Systems Ltd. (ILS)	2,946,724
80,889	Israel Discount Bank Ltd., Class A (ILS)	799,561
150,702	Phoenix Financial Ltd. (ILS)	5,641,884
		15,195,708
	Italy — 5.4%
464,501	A2A S.p.A. (EUR)	1,214,492
9,974	Banca Generali S.p.A. (EUR)	555,289
34,754	Banca Mediolanum S.p.A. (EUR)	695,692
282,205	Banca Monte dei Paschi di Siena S.p.A. (EUR)	2,498,181
275,607	Banco BPM S.p.A. (EUR)	4,117,522
214,356	BPER Banca S.p.A. (EUR)	2,374,715
46,602	Buzzi S.p.A. (EUR)	2,558,391
164,326	Credito Emiliano S.p.A. (EUR)	2,643,107
36,145	Eni S.p.A. (EUR)	630,856
15,953	Generali (EUR)	625,758
326,467	Intesa Sanpaolo S.p.A. (EUR)	2,151,788
57,458	Leonardo S.p.A. (EUR)	3,644,122
110,730	Lottomatica Group S.p.A. (EUR)	2,979,667
29,926	Mediobanca Banca di Credito Finanziario S.p.A. (EUR)	605,547
94,398	Pirelli & C S.p.A. (EUR) (e) (f)	642,139
94,065	Poste Italiane S.p.A. (EUR) (e) (f)	2,229,730
1,662,700	Telecom Italia S.p.A. (EUR) (c)	869,270

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Italy (Continued)
29,993	UniCredit S.p.A. (EUR)	$2,270,207
104,994	Unipol Assicurazioni S.p.A. (EUR)	2,250,884
		35,557,357
	Japan — 22.1%
102,600	Aisin Corp. (JPY)	1,776,083
59,700	ANA Holdings, Inc. (JPY)	1,154,963
79,700	Asahi Kasei Corp. (JPY)	627,587
66,600	Bandai Namco Holdings, Inc. (JPY)	2,217,973
24,900	BayCurrent, Inc. (JPY)	1,464,854
14,000	Bridgestone Corp. (JPY)	648,288
145,600	Central Japan Railway Co. (JPY)	4,177,441
205,200	Chubu Electric Power Co., Inc. (JPY)	2,856,302
157,000	Dai Nippon Printing Co., Ltd. (JPY)	2,670,545
73,300	Dai-ichi Life Holdings, Inc. (JPY)	577,934
90,200	Denso Corp. (JPY)	1,302,513
213,000	ENEOS Holdings, Inc. (JPY) (d)	1,353,746
26,600	Fuji Electric Co., Ltd. (JPY)	1,788,622
41,500	Hitachi Construction Machinery Co., Ltd. (JPY) (d)	1,328,471
310,000	Honda Motor Co., Ltd. (JPY) (d)	3,209,318
279,700	IHI Corp. (JPY)	5,220,083
202,400	Inpex Corp. (JPY)	3,658,351
82,600	Isuzu Motors Ltd. (JPY) (d)	1,044,195
65,200	Japan Airlines Co., Ltd. (JPY) (d)	1,315,154
54,700	Japan Post Insurance Co., Ltd. (JPY)	1,550,915
181,700	JFE Holdings, Inc. (JPY) (d)	2,231,856
234,600	Kansai Electric Power (The) Co., Inc. (JPY)	3,360,720
46,700	Kawasaki Heavy Industries Ltd. (JPY) (d)	3,085,228
205,700	Kawasaki Kisen Kaisha Ltd. (JPY) (d)	2,929,332
308,900	Keisei Electric Railway Co., Ltd. (JPY) (d)	2,864,769
192,400	Kobe Steel Ltd. (JPY) (d)	2,274,818
38,400	Komatsu Ltd. (JPY)	1,339,852
9,700	Konami Group Corp. (JPY)	1,400,379
136,400	Kubota Corp. (JPY)	1,718,316
191,200	Kyushu Electric Power Co., Inc. (JPY) (d)	1,912,840
330,000	LY Corp. (JPY)	1,062,400
139,900	Marubeni Corp. (JPY)	3,498,328
226,600	Mitsubishi Chemical Group Corp. (JPY)	1,304,423
Shares	Description	Value

	Japan (Continued)
31,800	Mitsubishi Corp. (JPY)	$759,278
83,300	Mitsubishi HC Capital, Inc. (JPY) (d)	688,604
66,000	Mitsubishi Heavy Industries Ltd. (JPY)	1,731,170
82,900	Mitsubishi UFJ Financial Group, Inc. (JPY)	1,342,006
89,200	Mitsui & Co., Ltd. (JPY)	2,219,671
49,900	Mitsui Chemicals, Inc. (JPY) (d)	1,249,145
80,400	Mitsui OSK Lines Ltd. (JPY) (d)	2,443,234
61,800	Mizuho Financial Group, Inc. (JPY)	2,084,447
61,400	NIPPON EXPRESS HOLDINGS, Inc. (JPY)	1,395,445
649,400	Nippon Steel Corp. (JPY) (d)	2,676,467
27,400	Nippon Television Holdings, Inc. (JPY)	731,111
84,600	Nippon Yusen KK (JPY) (d)	2,889,506
221,100	Nissan Motor Co., Ltd. (JPY) (c) (d)	543,910
55,100	Niterra Co., Ltd. (JPY) (d)	2,128,961
576,900	NTT, Inc. (JPY)	603,485
398,100	Oji Holdings Corp. (JPY) (d)	2,177,793
155,800	Ono Pharmaceutical Co., Ltd. (JPY) (d)	1,794,147
27,200	ORIX Corp. (JPY)	714,003
23,900	Osaka Gas Co., Ltd. (JPY)	693,154
93,500	Panasonic Holdings Corp. (JPY)	1,017,919
51,700	Rakuten Bank Ltd. (JPY) (c)	2,890,809
129,000	Resona Holdings, Inc. (JPY)	1,317,608
163,800	Ryohin Keikaku Co., Ltd. (JPY)	3,261,933
36,300	Sanrio Co., Ltd. (JPY)	1,706,199
17,500	Sanwa Holdings Corp. (JPY)	501,268
35,000	Seiko Epson Corp. (JPY)	449,200
83,300	Skylark Holdings Co., Ltd. (JPY)	1,723,060
75,600	Sojitz Corp. (JPY) (d)	2,001,891
73,400	Sompo Holdings, Inc. (JPY)	2,270,717
66,400	Sony Financial Group, Inc. (JPY) (c)	73,636
66,400	Sony Group Corp. (JPY)	1,912,281
157,300	Subaru Corp. (JPY)	3,222,903
24,000	Sumitomo Corp. (JPY)	695,892
135,100	Sumitomo Electric Industries Ltd. (JPY)	3,853,344
166,300	Sumitomo Forestry Co., Ltd. (JPY)	1,980,846
21,500	Sumitomo Mitsui Financial Group, Inc. (JPY)	607,120
184,100	Suzuki Motor Corp. (JPY)	2,689,577
78,900	T&D Holdings, Inc. (JPY)	1,932,419
12,700	Taisei Corp. (JPY)	873,375

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
22,000	Toho Co., Ltd. (JPY)	$1,413,260
56,600	Tokyo Century Corp. (JPY)	722,211
580,900	Tokyo Electric Power Co. Holdings, Inc. (JPY) (c)	2,726,854
162,000	Tosoh Corp. (JPY) (d)	2,398,479
94,900	Toyota Motor Corp. (JPY)	1,828,566
100,200	Toyota Tsusho Corp. (JPY)	2,779,325
70,000	Yamaha Motor Co., Ltd. (JPY)	525,408
		145,168,236
	Luxembourg — 0.1%
57,236	Tenaris S.A. (EUR)	1,020,739
	Netherlands — 1.9%
79,829	ABN AMRO Bank N.V. (EUR) (e) (f)	2,553,966
38,896	ASR Nederland N.V. (EUR)	2,638,580
34,287	Iveco Group N.V. (EUR)	738,876
14,960	Koninklijke Ahold Delhaize N.V. (EUR)	605,074
103,035	STMicroelectronics N.V. (EUR)	2,885,101
68,370	Technip Energies N.V. (EUR)	3,217,223
		12,638,820
	Norway — 1.8%
70,489	Aker BP ASA (NOK)	1,787,732
63,835	DNB Bank ASA (NOK)	1,736,672
42,215	Equinor ASA (NOK)	1,029,619
57,288	Kongsberg Gruppen ASA (NOK)	1,830,945
69,422	SpareBank 1 Sor-Norge ASA (NOK)	1,236,852
88,428	Storebrand ASA (NOK)	1,348,632
83,136	Vend Marketplaces ASA (NOK)	2,955,710
		11,926,162
	Portugal — 0.3%
1,854,874	Banco Comercial Portugues S.A., Class R (EUR)	1,640,259
26,367	Jeronimo Martins SGPS S.A. (EUR)	640,795
		2,281,054
	Singapore — 1.6%
285,358	BOC Aviation Ltd. (HKD) (e) (f)	2,552,178
1,063,500	Seatrium Ltd. (SGD)	1,953,948
109,900	Singapore Airlines Ltd. (SGD)	555,485
440,500	Singapore Technologies Engineering Ltd. (SGD)	2,940,195
946,700	Yangzijiang Shipbuilding Holdings Ltd. (SGD)	2,473,258
		10,475,064
	South Korea — 12.9%
32,325	Amorepacific Corp. (KRW)	2,817,681
Shares	Description	Value

	South Korea (Continued)
36,994	DB Insurance Co., Ltd. (KRW)	$3,651,808
6,622	Hanwha Aerospace Co., Ltd. (KRW)	5,224,727
60,510	Hanwha Ocean Co., Ltd. (KRW) (c)	4,756,960
102,107	Hanwha Systems Co., Ltd. (KRW)	4,330,114
209,464	HMM Co., Ltd. (KRW)	2,993,303
36,451	Hyundai Glovis Co., Ltd. (KRW)	4,297,064
15,727	Hyundai Mobis Co., Ltd. (KRW)	3,345,932
20,776	Hyundai Motor Co. (KRW)	3,183,664
39,019	Hyundai Rotem Co., Ltd. (KRW)	6,090,418
44,389	Kia Corp. (KRW)	3,185,897
113,546	Korea Electric Power Corp. (KRW)	2,917,454
153,881	Korean Air Lines Co., Ltd. (KRW)	2,495,130
16,259	KT&G Corp. (KRW)	1,548,200
20,150	Meritz Financial Group, Inc. (KRW)	1,630,038
2,953	POSCO Holdings, Inc. (KRW)	580,897
14,054	Samsung C&T Corp. (KRW)	1,849,092
6,359	Samsung Electro-Mechanics Co., Ltd. (KRW)	876,994
70,885	Samsung Electronics Co., Ltd. (KRW)	4,238,802
303,938	Samsung Heavy Industries Co., Ltd. (KRW) (c)	4,744,123
4,362	Samsung SDI Co., Ltd. (KRW)	637,333
21,154	Samsung SDS Co., Ltd. (KRW)	2,475,669
2,860	Samyang Foods Co., Ltd. (KRW)	3,116,738
17,188	SK Hynix, Inc. (KRW)	4,257,033
43,866	SK Square Co., Ltd. (KRW) (c)	6,299,846
59,057	SK Telecom Co., Ltd. (KRW)	2,285,589
49,814	Woori Financial Group, Inc. (KRW)	921,331
		84,751,837
	Spain — 5.5%
48,829	ACS Actividades de Construccion y Servicios S.A. (EUR)	3,898,294
205,328	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	3,939,019
997,998	Banco de Sabadell S.A. (EUR)	3,866,620
415,725	Banco Santander S.A. (EUR)	4,331,252
251,423	Bankinter S.A. (EUR)	3,956,942
287,241	CaixaBank S.A. (EUR)	3,016,916
96,401	Indra Sistemas S.A. (EUR)	4,312,155

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
165,824	International Consolidated Airlines Group S.A. (GBP)	$861,067
181,838	Mapfre S.A. (EUR)	860,355
167,534	Repsol S.A. (EUR)	2,963,193
1,509,866	Unicaja Banco S.A. (EUR) (d) (e) (f)	4,130,305
		36,136,118
	Sweden — 2.2%
68,315	Boliden AB (SEK) (c)	2,777,038
19,639	Essity AB, Class B (SEK)	512,754
74,944	Investor AB, Class B (SEK)	2,340,806
56,800	Saab AB, Class B (SEK)	3,466,137
367,154	SSAB AB, Class B (SEK)	2,129,356
1,456,466	Volvo Car AB, Class B (SEK) (c) (d)	2,986,603
		14,212,694
	Switzerland — 1.1%
52,275	BeOne Medicines Ltd., Class H (HKD) (c)	1,378,425
24,680	Coca-Cola HBC AG (GBP)	1,163,052
13,474	Helvetia Holding AG (CHF)	3,295,506
1,603	Zurich Insurance Group AG (CHF)	1,140,958
		6,977,941
	United Kingdom — 8.7%
35,768	3i Group PLC (GBP)	1,966,987
29,804	Anglogold Ashanti PLC (ZAR)	2,094,270
90,289	Associated British Foods PLC (GBP)	2,490,522
178,646	Babcock International Group PLC (GBP)	3,195,470
82,937	BAE Systems PLC (GBP)	2,296,648
300,535	Barclays PLC (GBP)	1,534,303
139,958	Beazley PLC (GBP)	1,707,241
866,015	Centrica PLC (GBP)	1,940,395
292,426	easyJet PLC (GBP)	1,824,836
237,226	Fresnillo PLC (GBP)	7,529,465
148,003	HSBC Holdings PLC (GBP)	2,080,064
90,898	IG Group Holdings PLC (GBP)	1,316,618
30,194	Imperial Brands PLC (GBP)	1,282,397
2,990,645	Lloyds Banking Group PLC (GBP)	3,371,338
477,127	NatWest Group PLC (GBP)	3,347,044
37,600	Rio Tinto PLC (GBP)	2,471,522
172,681	Rolls-Royce Holdings PLC (GBP)	2,763,639
15,316	Shell PLC (GBP)	545,139
220,642	St. James’s Place PLC (GBP)	3,768,615
189,176	Standard Chartered PLC (GBP)	3,652,238
Shares	Description	Value

	United Kingdom (Continued)
1,228,296	Tritax Big Box REIT PLC (GBP)	$2,387,046
159,384	UNITE Group (The) PLC (GBP)	1,541,216
1,774,204	Vodafone Group PLC (GBP)	2,055,886
		57,162,899
	Total Common Stocks	654,171,233
	(Cost $482,759,791)
MONEY MARKET FUNDS — 0.3%
1,772,968	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (g)	1,772,968
	(Cost $1,772,968)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 7.4%
$9,912,625	Bank of America Corp., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $9,913,781. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $10,110,877. (h)	9,912,625
14,507,351	JPMorgan Chase & Co., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $14,509,044. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $14,797,498. (h)	14,507,351

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$8,697,710	Mizuho Financial Group, Inc., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $8,698,725. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $8,871,666. (h)	$8,697,710
15,602,668	RBC Dominion Securities, Inc., 4.19% (g), dated 09/30/25, due 10/01/25, with a maturity value of $15,604,484. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $15,914,722. (h)	15,602,668
	Total Repurchase Agreements	48,720,354
	(Cost $48,720,354)

	Total Investments — 107.1%	704,664,555
	(Cost $533,253,113)
	Net Other Assets and Liabilities — (7.1)%	(47,012,145)
	Net Assets — 100.0%	$657,652,410

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $44,476,344 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $48,720,354.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of September 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Industrials	27.1%
Financials	25.5
Materials	10.6
Consumer Discretionary	10.2
Repurchase Agreements	6.9
Energy	4.5
Utilities	4.5
Information Technology	3.5
Consumer Staples	2.8
All Other	4.4
Total	100.0%

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	28.0%
JPY	20.6
KRW	12.0
GBP	8.1
USD	7.2
HKD	5.8
CAD	5.8
AUD	3.4
ILS	2.2
SEK	2.0
NOK	1.7
DKK	1.2
SGD	1.1
CHF	0.6
ZAR	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 654,171,233	$ 654,171,233	$ —	$ —
Money Market Funds	1,772,968	1,772,968	—	—
Repurchase Agreements	48,720,354	—	48,720,354	—
Total Investments	$704,664,555	$655,944,201	$48,720,354	$—

*	See Portfolio of Investments for country breakout.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Brazil — 9.1%
364,544	Centrais Eletricas Brasileiras S.A. (BRL)	$3,597,323
2,415,489	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	5,060,398
476,137	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	1,152,265
376,926	Embraer S.A. (BRL)	5,686,202
1,531,701	Gerdau S.A. (Preference Shares) (BRL)	4,780,225
2,098,025	Itausa S.A. (Preference Shares) (BRL)	4,521,461
133,385	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	788,443
371,744	Porto Seguro S.A. (BRL)	3,482,579
622,686	PRIO S.A. (BRL) (c)	4,461,087
596,810	Telefonica Brasil S.A. (BRL)	3,820,436
550,718	TIM S.A. (BRL)	2,431,655
262,253	Vale S.A. (BRL)	2,837,245
		42,619,319
	Cayman Islands — 17.0%
714,511	AAC Technologies Holdings, Inc. (HKD)	4,199,684
212,049	Alibaba Group Holding Ltd. (HKD)	4,823,042
149,689	Baidu, Inc., Class A (HKD) (c)	2,562,157
2,103,905	China Hongqiao Group Ltd. (HKD)	7,142,833
386,647	Giant Biogene Holding Co., Ltd. (HKD) (d) (e)	2,807,208
327,659	Haitian International Holdings Ltd. (HKD)	902,731
1,608,206	JD Logistics, Inc. (HKD) (c) (d) (e)	2,707,226
167,503	JD.com, Inc., Class A (HKD)	2,981,151
1,022,771	Kingdee International Software Group Co., Ltd. (HKD) (c)	2,302,630
536,493	Kingsoft Corp., Ltd. (HKD)	2,386,727
423,087	Li Ning Co., Ltd. (HKD)	959,047
1,372,864	Longfor Group Holdings Ltd. (HKD) (d) (e)	2,095,827
215,087	Pop Mart International Group Ltd. (HKD) (d) (e)	7,374,143
283,050	Sunny Optical Technology Group Co., Ltd. (HKD)	3,289,904
1,590,275	Tingyi Cayman Islands Holding Corp. (HKD)	2,129,372
2,256,811	Uni-President China Holdings Ltd. (HKD)	2,383,848
Shares	Description	Value

	Cayman Islands (Continued)
995,706	Wuxi Biologics Cayman, Inc. (HKD) (c) (d) (e)	$5,243,420
606,812	WuXi XDC Cayman, Inc. (HKD) (c)	6,105,588
684,335	Xiaomi Corp., Class B (HKD) (c) (d) (e)	4,748,693
427,171	XPeng, Inc., Class A (HKD) (c)	5,113,240
944,984	Zai Lab Ltd. (HKD) (c) (f)	3,239,827
1,968,799	Zhongsheng Group Holdings Ltd. (HKD)	3,688,676
		79,186,974
	Chile — 4.0%
1,136,436	Cencosud S.A. (CLP)	3,232,843
2,112,350	Empresas CMPC S.A. (CLP)	3,114,378
503,094	Empresas Copec S.A. (CLP)	3,683,868
835,444	Falabella S.A. (CLP)	4,953,071
166,092,083	Latam Airlines Group S.A. (CLP)	3,774,702
		18,758,862
	China — 25.3%
2,877,408	Agricultural Bank of China Ltd., Class H (HKD)	1,941,209
2,764,139	Aluminum Corp. of China Ltd., Class H (HKD)	2,866,454
611,929	Anhui Conch Cement Co., Ltd., Class H (HKD)	1,847,908
5,742,564	Bank of China Ltd., Class H (HKD)	3,143,598
967,643	Bank of Communications Co., Ltd., Class H (HKD)	811,970
257,126	BYD Co., Ltd., Class H (HKD)	3,641,155
1,105,444	China CITIC Bank Corp., Ltd., Class H (HKD)	950,330
3,395,926	China Coal Energy Co., Ltd., Class H (HKD)	4,054,016
1,957,310	China Construction Bank Corp., Class H (HKD)	1,881,364
5,344,479	China Eastern Airlines Corp., Ltd., Class H (HKD) (c) (f)	2,286,974
19,997,996	China Energy Engineering Corp., Ltd., Class H (HKD) (f)	3,058,053
4,248,300	China Everbright Bank Co., Ltd., Class H (HKD)	1,768,772
1,923,554	China Minsheng Banking Corp., Ltd., Class H (HKD)	1,015,916
2,100,660	China Oilfield Services Ltd., Class H (HKD)	1,803,200
4,927,427	China Petroleum & Chemical Corp., Class H (HKD)	2,564,406
5,888,963	China Railway Group Ltd., Class H (HKD)	2,974,013

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
28,053,505	China Reinsurance Group Corp., Class H (HKD)	$5,587,665
2,574,565	China Tower Corp., Ltd., Class H (HKD) (d) (e)	3,798,021
5,239,368	China Zheshang Bank Co., Ltd., Class H (HKD)	1,737,041
2,550,770	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD)	1,969,960
2,137,402	COSCO SHIPPING Energy Transportation Co., Ltd., Class H (HKD) (f)	2,477,447
1,650,247	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	2,568,057
4,129,846	Datang International Power Generation Co., Ltd., Class H (HKD)	1,188,758
7,102,172	Dongfeng Motor Group Co., Ltd., Class H (HKD) (c)	8,213,821
2,096,576	Guangzhou Automobile Group Co., Ltd., Class H (HKD) (f)	916,012
1,490,252	Huadian Power International Corp., Ltd., Class H (HKD)	802,390
1,605,949	Inner Mongolia Yitai Coal Co., Ltd., Class B (c) (g)	3,076,998
728,790	Jiangsu Expressway Co., Ltd., Class H (HKD)	844,735
985,681	Jiangxi Copper Co., Ltd., Class H (HKD)	3,863,205
5,024,786	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	4,397,200
5,352,387	PetroChina Co., Ltd., Class H (HKD)	4,869,589
1,872,003	PICC Property & Casualty Co., Ltd., Class H (HKD)	4,224,182
1,455,802	Shandong Gold Mining Co., Ltd., Class H (HKD) (d) (e) (f)	6,910,521
270,504	Shanghai Fudan Microelectronics Group Co., Ltd., Class H (HKD)	1,582,295
1,119,609	Sinopharm Group Co., Ltd., Class H (HKD)	2,638,623
7,182,144	Sinotrans Ltd., Class H (HKD)	4,494,637
411,347	Weichai Power Co., Ltd., Class H (HKD)	737,385
869,660	Zhaojin Mining Industry Co., Ltd., Class H (HKD)	3,493,414
4,248,230	Zhejiang Expressway Co., Ltd., Class H (HKD)	3,925,080
Shares	Description	Value

	China (Continued)
669,903	Zhejiang Leapmotor Technology Co., Ltd., Class H (HKD) (c) (d) (e)	$5,711,687
209,048	Zhuzhou CRRC Times Electric Co., Ltd., Class H (HKD)	1,149,744
		117,787,805
	Colombia — 0.7%
87,321	Grupo Cibest S.A. (Preference Shares) (COP)	1,137,267
379,907	Interconexion Electrica S.A. ESP (COP)	2,263,670
		3,400,937
	Hong Kong — 1.2%
668,068	BYD Electronic International Co., Ltd. (HKD)	3,548,973
1,284,092	Lenovo Group Ltd. (HKD)	1,905,854
		5,454,827
	Hungary — 3.4%
992,913	Magyar Telekom Telecommunications PLC (HUF)	5,302,574
571,233	MOL Hungarian Oil & Gas PLC (HUF)	4,639,564
25,832	OTP Bank Nyrt (HUF)	2,231,057
125,885	Richter Gedeon Nyrt (HUF)	3,831,308
		16,004,503
	India — 2.4%
82,799	Bajaj Finance Ltd. (INR)	931,514
36,848	Bajaj Finserv Ltd. (INR)	832,671
1,062,463	Bharat Petroleum Corp., Ltd. (INR)	4,064,316
81,042	BSE Ltd. (INR)	1,862,194
831,079	Canara Bank (INR)	1,157,948
34,067	Kotak Mahindra Bank Ltd. (INR)	764,571
219,337	Tata Motors Ltd. (INR)	1,680,315
		11,293,529
	Indonesia — 2.8%
14,562,833	Astra International Tbk PT (IDR)	5,046,526
17,837,960	Telkom Indonesia Persero Tbk PT (IDR)	3,275,377
3,042,426	United Tractors Tbk PT (IDR)	4,888,146
		13,210,049
	Malaysia — 0.3%
1,153,200	YTL Power International Bhd (MYR)	1,153,611
	Mexico — 7.5%
248,212	Arca Continental S.A.B. de C.V. (MXN)	2,602,543

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Mexico (Continued)
6,131,298	Cemex S.A.B. de C.V., Series CPO (MXN)	$5,490,665
473,220	Coca-Cola Femsa S.A.B. de C.V. (MXN)	3,926,381
916,363	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	4,625,973
233,133	Industrias Penoles S.A.B. de C.V. (MXN) (c)	10,419,601
1,351,873	Prologis Property Mexico S.A. de C.V. (MXN)	5,534,902
171,302	Promotora y Operadora de Infraestructura S.A.B. de C.V. (MXN)	2,336,970
		34,937,035
	Morocco — 0.4%
24,045	Attijariwafa Bank (MAD)	1,969,136
	Netherlands — 1.6%
301,422	JBS N.V., BDR (BRL) (c)	4,507,525
360,307	NEPI Rockcastle N.V. (ZAR)	2,885,168
		7,392,693
	Philippines — 0.8%
167,580	Ayala Corp. (PHP)	1,390,165
270,120	Manila Electric Co. (PHP)	2,459,856
		3,850,021
	Poland — 3.4%
237,336	Bank Millennium S.A. (PLN) (c)	942,906
57,366	CCC S.A. (PLN) (c) (f)	2,867,787
223,037	Dino Polska S.A. (PLN) (c) (d) (e)	2,684,679
190	LPP S.A. (PLN)	924,216
197,234	ORLEN S.A. (PLN)	4,695,001
44,627	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	865,368
179,782	Powszechny Zaklad Ubezpieczen S.A. (PLN)	2,688,828
		15,668,785
	Russia — 0.0%
76,383,797	Inter RAO UES PJSC (RUB) (c) (g) (h) (i)	0
11,679	Magnit PJSC (RUB) (c) (g) (h) (i)	0
4,142,443	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (g) (h) (i)	0
262,800,255	RusHydro PJSC (RUB) (c) (g) (h) (i)	0
403,137	Tatneft PJSC (RUB) (c) (g) (h) (i)	0
		0
Shares	Description	Value

	South Africa — 3.8%
117,774	Gold Fields Ltd. (ZAR)	$4,972,081
298,622	Harmony Gold Mining Co., Ltd. (ZAR)	5,444,362
252,794	Impala Platinum Holdings Ltd. (ZAR)	3,228,357
129,156	MTN Group Ltd. (ZAR)	1,084,402
456,699	OUTsurance Group Ltd. (ZAR)	1,896,081
66,480	Standard Bank Group Ltd. (ZAR)	909,971
		17,535,254
	Taiwan — 6.3%
141,541	Asustek Computer, Inc. (TWD)	3,116,150
137,149	Catcher Technology Co., Ltd. (TWD)	821,238
2,554,020	China Airlines Ltd. (TWD)	1,747,205
1,456,665	CTBC Financial Holding Co., Ltd. (TWD)	2,050,362
2,125,726	Eva Airways Corp. (TWD)	2,657,332
651,536	Evergreen Marine Corp. Taiwan Ltd. (TWD)	3,826,529
1,746,670	Far Eastern New Century Corp. (TWD)	1,593,196
1,692,131	KGI Financial Holding Co., Ltd. (TWD)	830,020
17,414	King Slide Works Co., Ltd. (TWD)	1,879,784
1,930,530	United Microelectronics Corp. (TWD)	2,885,217
1,837,131	Wan Hai Lines Ltd. (TWD)	4,478,602
1,930,963	Yang Ming Marine Transport Corp. (TWD)	3,357,866
		29,243,501
	Thailand — 3.7%
199,000	Bangkok Bank PCL (THB)	915,013
3,700,600	Charoen Pokphand Foods PCL (THB)	2,546,625
3,654,500	Krung Thai Bank PCL (THB)	2,796,840
1,260,000	PTT Exploration & Production PCL (THB)	4,490,974
3,669,700	PTT PCL (THB)	3,765,392
188,200	Siam Cement (The) PCL (THB)	1,335,781
5,018,500	True Corp. PCL (THB) (c)	1,610,628
		17,461,253
	Turkey — 5.9%
1,369,890	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY)	7,083,834
2,064,413	Enka Insaat ve Sanayi A/S (TRY)	3,495,533
4,376,106	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY) (f)	3,094,421
930,594	Ford Otomotiv Sanayi A/S (TRY) (f)	2,216,966

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Turkey (Continued)
528,134	Turk Hava Yollari AO (TRY)	$4,001,280
1,371,606	Turkcell Iletisim Hizmetleri A/S (TRY)	3,228,007
6,855,169	Turkiye Vakiflar Bankasi TAO, Class D (TRY) (c)	4,220,874
		27,340,915
	Total Common Stocks	464,269,009
	(Cost $375,019,266)
WARRANTS (a) (b) — 0.0%
	Malaysia — 0.0%
227,020	YTL Power International Bhd, expiring 06/02/28 (MYR) (c) (g) (h)	94,940
	(Cost $0)
MONEY MARKET FUNDS — 0.0%
89,307	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (j)	89,307
	(Cost $89,307)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.7%
$1,628,983	Bank of America Corp., 4.20% (j), dated 09/30/25, due 10/01/25, with a maturity value of $1,629,173. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $1,661,563. (k)	1,628,983
2,384,051	JPMorgan Chase & Co., 4.20% (j), dated 09/30/25, due 10/01/25, with a maturity value of $2,384,329. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $2,431,732. (k)	2,384,051
Principal Value	Description	Value

$1,429,333	Mizuho Financial Group, Inc., 4.20% (j), dated 09/30/25, due 10/01/25, with a maturity value of $1,429,500. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $1,457,920. (k)	$1,429,333
2,564,050	RBC Dominion Securities, Inc., 4.19% (j), dated 09/30/25, due 10/01/25, with a maturity value of $2,564,348. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $2,615,331. (k)	2,564,050
	Total Repurchase Agreements	8,006,417
	(Cost $8,006,417)

	Total Investments — 101.3%	472,459,673
	(Cost $383,114,990)
	Net Other Assets and Liabilities — (1.3)%	(6,090,540)
	Net Assets — 100.0%	$466,369,133

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $4,698,003 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $8,006,417.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $94,940 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of September 30, 2025.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BDR	– Brazilian Depositary Receipt
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MAD	– Moroccan Dirham
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Industrials	16.1%
Materials	15.0
Financials	14.1
Consumer Discretionary	13.6
Energy	10.7
Information Technology	6.4
Communication Services	6.2
Consumer Staples	5.7
Health Care	4.5
All Other	7.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	42.2%
BRL	10.0
MXN	7.4
TWD	6.2
TRY	5.8
ZAR	4.3
CLP	4.0
THB	3.7
HUF	3.4
PLN	3.3
IDR	2.8
INR	2.4
USD	2.3
PHP	0.8
COP	0.7
MAD	0.4
MYR	0.3
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	17,461,253	—	17,461,253	—
Other Country Categories*	446,807,756	446,807,756	—	—
Warrants*	94,940	—	94,940	—
Money Market Funds	89,307	89,307	—	—
Repurchase Agreements	8,006,417	—	8,006,417	—
Total Investments	$472,459,673	$446,897,063	$25,562,610	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Aerospace & Defense — 11.1%
25,051	Hensoldt AG (EUR)	$3,244,057
3,881	MTU Aero Engines AG (EUR)	1,781,136
1,358	Rheinmetall AG (EUR)	3,164,017
		8,189,210
	Air Freight & Logistics — 2.3%
37,337	DHL Group (EUR)	1,663,124
	Automobile Components — 3.1%
34,123	Continental AG (EUR)	2,248,292
	Automobiles — 14.9%
32,335	Bayerische Motoren Werke AG (EUR)	3,243,560
46,543	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (b) (c)	2,255,703
49,105	Mercedes-Benz Group AG (EUR)	3,082,647
21,781	Volkswagen AG (Preference Shares) (EUR)	2,351,606
		10,933,516
	Banks — 3.7%
72,890	Commerzbank AG (EUR)	2,746,158
	Capital Markets — 2.8%
58,165	Deutsche Bank AG (EUR)	2,045,250
	Chemicals — 2.0%
55,772	Evonik Industries AG (EUR)	967,129
10,427	FUCHS SE (Preference Shares) (EUR)	466,170
		1,433,299
	Construction & Engineering — 4.2%
11,668	HOCHTIEF AG (EUR)	3,120,599
	Construction Materials — 1.5%
4,893	Heidelberg Materials AG (EUR)	1,100,386
	Diversified Telecommunication Services — 4.9%
47,272	Deutsche Telekom AG (EUR)	1,610,051
61,929	United Internet AG (EUR)	1,952,935
		3,562,986
	Electrical Equipment — 7.0%
87,040	Nordex SE (EUR) (d)	2,227,734
24,883	Siemens Energy AG (EUR) (d)	2,904,453
		5,132,187
	Health Care Providers & Services — 0.7%
10,040	Fresenius Medical Care AG (EUR)	526,430
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 4.2%
68,868	RWE AG (EUR)	$3,057,925
	Industrial Conglomerates — 0.8%
2,242	Siemens AG (EUR)	603,307
	Insurance — 4.0%
1,418	Allianz SE (EUR)	595,002
17,762	Talanx AG (EUR)	2,360,621
		2,955,623
	Interactive Media & Services — 1.4%
8,335	Scout24 SE (EUR) (b) (c)	1,043,159
	IT Services — 0.8%
12,277	Bechtle AG (EUR)	565,600
	Machinery — 10.4%
24,297	Daimler Truck Holding AG (EUR)	998,980
36,637	Jungheinrich AG (Preference Shares) (EUR)	1,271,488
20,661	KION Group AG (EUR)	1,393,571
6,971	Krones AG (EUR)	1,014,856
28,765	RENK Group AG (EUR)	2,958,734
		7,637,629
	Metals & Mining — 6.7%
27,633	Aurubis AG (EUR)	3,445,406
106,995	thyssenkrupp AG (EUR)	1,466,588
		4,911,994
	Multi-Utilities — 1.6%
62,464	E.ON SE (EUR)	1,174,477
	Passenger Airlines — 3.1%
271,867	Deutsche Lufthansa AG (EUR)	2,300,695
	Pharmaceuticals — 2.3%
13,309	Merck KGaA (EUR)	1,710,209
	Software — 0.7%
3,971	Nemetschek SE (EUR)	516,568
	Specialty Retail — 4.1%
89,182	Auto1 Group SE (EUR) (d)	3,036,429
	Trading Companies & Distributors — 0.7%
8,691	Brenntag SE (EUR)	519,368
	Transportation Infrastructure — 0.9%
7,636	Fraport AG Frankfurt Airport Services Worldwide (EUR) (d)	659,381
	Total Common Stocks	73,393,801
	(Cost $67,131,507)

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
36,504	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (e)	$36,504
	(Cost $36,504)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$257	Bank of America Corp., 4.20% (e), dated 09/30/25, due 10/01/25, with a maturity value of $257. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $262. (f)	257
375	JPMorgan Chase & Co., 4.20% (e), dated 09/30/25, due 10/01/25, with a maturity value of $375. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $383. (f)	375
Principal Value	Description	Value

$227	Mizuho Financial Group, Inc., 4.20% (e), dated 09/30/25, due 10/01/25, with a maturity value of $227. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $232. (f)	$227
403	RBC Dominion Securities, Inc., 4.19% (e), dated 09/30/25, due 10/01/25, with a maturity value of $403. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $411. (f)	403
	Total Repurchase Agreements	1,262
	(Cost $1,262)

	Total Investments — 99.9%	73,431,567
	(Cost $67,169,273)
	Net Other Assets and Liabilities — 0.1%	43,417
	Net Assets — 100.0%	$73,474,984

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	Rate shown reflects yield as of September 30, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
USD	– United States Dollar

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Country Allocation†	% of Net Assets
Germany	99.9%
United States	0.0††
Canada	0.0††
Japan	0.0††
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
EUR	99.9%
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 73,393,801	$ 73,393,801	$ —	$ —
Money Market Funds	36,504	36,504	—	—
Repurchase Agreements	1,262	—	1,262	—
Total Investments	$73,431,567	$73,430,305	$1,262	$—

*	See Portfolio of Investments for industry breakout.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Aerospace & Defense — 6.4%
98,711	Babcock International Group PLC (GBP)	$1,765,660
48,056	BAE Systems PLC (GBP)	1,330,742
93,693	Rolls-Royce Holdings PLC (GBP)	1,499,491
		4,595,893
	Banks — 9.3%
269,994	Barclays PLC (GBP)	1,378,384
25,703	HSBC Holdings PLC (GBP)	361,235
16,007	Lion Finance Group PLC (GBP)	1,646,877
590,987	Lloyds Banking Group PLC (GBP)	666,217
177,273	NatWest Group PLC (GBP)	1,243,569
75,110	Standard Chartered PLC (GBP)	1,450,076
		6,746,358
	Beverages — 1.2%
17,874	Coca-Cola HBC AG (GBP)	842,317
	Broadline Retail — 1.3%
5,423	Next PLC (GBP)	902,557
	Capital Markets — 8.3%
27,540	3i Group PLC (GBP)	1,514,506
363,210	Aberdeen Group PLC (GBP)	964,750
85,204	IG Group Holdings PLC (GBP)	1,234,143
122,377	Ninety One PLC (GBP)	335,424
62,712	Schroders PLC (GBP)	317,123
95,710	St. James’s Place PLC (GBP)	1,634,748
		6,000,694
	Consumer Staples Distribution & Retail — 3.3%
234,621	J Sainsbury PLC (GBP)	1,053,909
225,720	Tesco PLC (GBP)	1,352,408
		2,406,317
	Containers & Packaging — 0.4%
7,291	Smurfit WestRock PLC (GBP)	305,544
	Diversified Consumer Services — 1.7%
84,607	Pearson PLC (GBP)	1,202,169
	Diversified REITs — 2.3%
180,640	British Land (The) Co., PLC (GBP)	845,926
107,755	Land Securities Group PLC (GBP)	843,433
		1,689,359
	Diversified Telecommunication Services — 1.2%
350,932	BT Group PLC (GBP)	902,167
Shares	Description	Value

	Electric Utilities — 0.4%
12,379	SSE PLC (GBP)	$289,934
	Electronic Equipment, Instruments & Components — 0.9%
13,929	Halma PLC (GBP)	646,292
	Financial Services — 2.5%
440,940	M&G PLC (GBP)	1,500,341
21,792	Wise PLC, Class A (GBP) (b)	303,338
		1,803,679
	Food Products — 2.1%
54,873	Associated British Foods PLC (GBP)	1,513,611
	Health Care Equipment & Supplies — 0.3%
75,785	Convatec Group PLC (GBP) (c) (d)	235,850
	Hotels, Restaurants & Leisure — 4.4%
37,175	Carnival PLC (GBP) (b)	988,684
125,772	Entain PLC (GBP)	1,478,039
15,977	Whitbread PLC (GBP)	691,896
		3,158,619
	Household Durables — 1.7%
23,392	Berkeley Group Holdings PLC (GBP)	1,206,801
	Industrial Conglomerates — 1.8%
4,794	DCC PLC (GBP)	307,672
30,273	Smiths Group PLC (GBP)	957,597
		1,265,269
	Industrial REITs — 3.2%
219,355	LondonMetric Property PLC (GBP)	536,624
32,161	Segro PLC (GBP)	283,482
767,762	Tritax Big Box REIT PLC (GBP)	1,492,053
		2,312,159
	Insurance — 7.5%
27,724	Admiral Group PLC (GBP)	1,249,826
110,526	Aviva PLC (GBP)	1,019,417
96,960	Beazley PLC (GBP)	1,182,741
54,178	Hiscox Ltd. (GBP)	997,508
69,221	Phoenix Group Holdings PLC (GBP)	599,068
24,835	Prudential PLC (GBP)	347,700
		5,396,260
	Interactive Media & Services — 0.8%
57,688	Rightmove PLC (GBP)	549,764

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Leisure Products — 1.1%
4,205	Games Workshop Group PLC (GBP)	$821,715
	Machinery — 0.5%
10,824	IMI PLC (GBP)	332,777
	Media — 2.6%
1,374,428	ITV PLC (GBP)	1,477,850
87,902	WPP PLC (GBP)	434,811
		1,912,661
	Metals & Mining — 10.7%
20,674	Anglogold Ashanti PLC (ZAR)	1,452,723
40,689	Endeavour Mining PLC (GBP)	1,696,401
153,120	Evraz PLC (GBP) (b) (e) (f) (g)	0
78,695	Fresnillo PLC (GBP)	2,497,750
79,917	Glencore PLC (GBP)	367,153
26,696	Rio Tinto PLC (GBP)	1,754,780
		7,768,807
	Multi-Utilities — 2.2%
562,847	Centrica PLC (GBP)	1,261,116
21,353	National Grid PLC (GBP)	306,561
		1,567,677
	Oil, Gas & Consumable Fuels — 3.6%
125,059	BP PLC (GBP)	716,077
231,387	Harbour Energy PLC (GBP)	645,413
35,502	Shell PLC (GBP)	1,263,614
		2,625,104
	Paper & Forest Products — 0.7%
38,107	Mondi PLC (GBP)	524,801
	Passenger Airlines — 5.5%
170,736	easyJet PLC (GBP)	1,065,449
332,279	International Consolidated Airlines Group S.A. (GBP)	1,725,411
61,420	JET2 PLC (GBP)	1,168,017
		3,958,877
	Pharmaceuticals — 0.7%
22,801	Hikma Pharmaceuticals PLC (GBP)	520,693
	Residential REITs — 1.8%
133,713	UNITE Group (The) PLC (GBP)	1,292,982
	Specialty Retail — 3.6%
1,277,008	JD Sports Fashion PLC (GBP)	1,636,727
233,814	Kingfisher PLC (GBP)	970,727
		2,607,454
	Textiles, Apparel & Luxury Goods — 0.8%
38,349	Burberry Group PLC (GBP) (b)	602,402
Shares	Description	Value

	Tobacco — 0.9%
15,755	Imperial Brands PLC (GBP)	$669,145
	Trading Companies & Distributors — 2.2%
9,800	Ashtead Group PLC (GBP)	654,388
9,640	Bunzl PLC (GBP)	304,155
9,283	Diploma PLC (GBP)	662,313
		1,620,856
	Water Utilities — 0.4%
19,836	United Utilities Group PLC (GBP)	305,857
	Wireless Telecommunication Services — 1.4%
874,171	Vodafone Group PLC (GBP)	1,012,959

	Total Investments — 99.7%	72,116,380
	(Cost $60,131,415)
	Net Other Assets and Liabilities — 0.3%	219,714
	Net Assets — 100.0%	$72,336,094

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
GBP	– British Pound Sterling
REITs	– Real Estate Investment Trusts
ZAR	– South African Rand

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Country Allocation†	% of Net Assets
United Kingdom	90.8%
Spain	2.4
Isle of Man	2.0
Bermuda	1.4
Switzerland	1.2
Jersey	1.1
Ireland	0.8
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
GBP	98.0%
ZAR	2.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Metals & Mining	$ 7,768,807	$ 7,768,807	$ —	$ —**
Other Industry Categories*	64,347,573	64,347,573	—	—
Total Investments	$72,116,380	$72,116,380	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 101.6%
	Aerospace & Defense — 2.1%
853,492	Bharat Electronics Ltd. (INR)	$3,883,016
	Automobiles — 10.2%
38,913	Bajaj Auto Ltd. (INR)	3,803,483
49,254	Eicher Motors Ltd. (INR)	3,886,178
97,475	Mahindra & Mahindra Ltd. (INR)	3,762,265
21,150	Maruti Suzuki India Ltd. (INR)	3,818,202
517,967	Tata Motors Ltd. (INR)	3,968,083
		19,238,211
	Banks — 10.2%
294,947	Axis Bank Ltd. (INR)	3,759,057
362,252	HDFC Bank Ltd. (INR)	3,880,015
250,098	ICICI Bank Ltd. (INR)	3,797,014
170,889	Kotak Mahindra Bank Ltd. (INR)	3,835,289
399,565	State Bank of India (INR)	3,926,178
		19,197,553
	Chemicals — 2.0%
143,130	Asian Paints Ltd. (INR)	3,788,267
	Construction & Engineering — 2.1%
94,415	Larsen & Toubro Ltd. (INR)	3,890,859
	Construction Materials — 4.1%
123,834	Grasim Industries Ltd. (INR)	3,845,059
28,341	UltraTech Cement Ltd. (INR)	3,901,211
		7,746,270
	Consumer Finance — 4.1%
339,753	Bajaj Finance Ltd. (INR)	3,822,323
561,589	Shriram Finance Ltd. (INR)	3,896,833
		7,719,156
	Electric Utilities — 2.0%
1,209,864	Power Grid Corp. of India Ltd. (INR)	3,818,776
	Financial Services — 4.0%
169,034	Bajaj Finserv Ltd. (INR)	3,819,739
1,140,867	Jio Financial Services Ltd. (INR)	3,767,394
		7,587,133
	Food Products — 4.1%
293,213	Nestle India Ltd. (INR)	3,807,299
303,373	Tata Consumer Products Ltd. (INR)	3,858,587
		7,665,886
Shares	Description	Value

	Health Care Providers & Services — 4.0%
45,132	Apollo Hospitals Enterprise Ltd. (INR)	$3,766,051
302,439	Max Healthcare Institute Ltd. (INR)	3,796,976
		7,563,027
	Hotels, Restaurants & Leisure — 2.0%
1,035,622	Eternal Ltd. (INR) (b)	3,796,595
	Independent Power and Renewable Electricity Producers — 2.1%
1,010,530	NTPC Ltd. (INR)	3,874,758
	Insurance — 4.1%
449,755	HDFC Life Insurance Co., Ltd. (INR) (c) (d)	3,831,760
190,123	SBI Life Insurance Co., Ltd. (INR) (c) (d)	3,834,205
		7,665,965
	IT Services — 10.0%
241,667	HCL Technologies Ltd. (INR)	3,769,993
231,739	Infosys Ltd. (INR)	3,763,104
116,347	Tata Consultancy Services Ltd. (INR)	3,784,901
238,237	Tech Mahindra Ltd. (INR)	3,757,270
1,421,840	Wipro Ltd. (INR)	3,833,209
		18,908,477
	Metals & Mining — 6.2%
461,457	Hindalco Industries Ltd. (INR)	3,960,042
299,595	JSW Steel Ltd. (INR)	3,855,750
1,996,086	Tata Steel Ltd. (INR)	3,794,168
		11,609,960
	Oil, Gas & Consumable Fuels — 6.1%
876,651	Coal India Ltd. (INR)	3,850,151
1,435,663	Oil & Natural Gas Corp., Ltd. (INR)	3,872,577
250,718	Reliance Industries Ltd. (INR)	3,851,607
		11,574,335
	Passenger Airlines — 2.0%
60,637	InterGlobe Aviation Ltd. (INR) (c) (d)	3,820,683
	Personal Care Products — 2.0%
135,557	Hindustan Unilever Ltd. (INR)	3,838,826
	Pharmaceuticals — 6.0%
227,916	Cipla Ltd. (INR)	3,858,891

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals (Continued)
269,829	Dr. Reddy’s Laboratories Ltd. (INR)	$3,718,824
211,433	Sun Pharmaceutical Industries Ltd. (INR)	3,796,513
		11,374,228
	Specialty Retail — 2.0%
72,554	Trent Ltd. (INR)	3,822,233
	Textiles, Apparel & Luxury Goods — 2.0%
101,846	Titan Co., Ltd. (INR)	3,862,150
	Tobacco — 2.1%
859,998	ITC Ltd. (INR)	3,889,369
	Trading Companies & Distributors — 2.0%
133,553	Adani Enterprises Ltd. (INR)	3,769,289
	Transportation Infrastructure — 2.1%
244,518	Adani Ports & Special Economic Zone Ltd. (INR)	3,865,141
	Wireless Telecommunication Services — 2.0%
177,767	Bharti Airtel Ltd. (INR)	3,760,809

	Total Investments — 101.6%	191,530,972
	(Cost $151,161,814)
	Net Other Assets and Liabilities — (1.6)%	(2,996,459)
	Net Assets — 100.0%	$188,534,513

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
INR	– Indian Rupee

Country Allocation†	% of Net Assets
India	101.6%
Total Investments	101.6
Net Other Assets and Liabilities	(1.6)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
INR	100.0%
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 191,530,972	$ 191,530,972	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 97.7%
	Banks — 2.7%
21,647	Luzerner Kantonalbank AG (CHF)	$2,175,441
	Building Products — 4.1%
3,193	Belimo Holding AG (CHF)	3,335,192
	Capital Markets — 17.4%
140,387	EFG International AG (CHF)	2,853,416
38,473	Julius Baer Group Ltd. (CHF)	2,656,210
5,740	Swissquote Group Holding S.A. (CHF)	4,005,490
19,215	UBS Group AG (CHF)	784,724
24,146	Vontobel Holding AG (CHF)	1,816,903
8,916	VZ Holding AG (CHF)	1,863,730
		13,980,473
	Construction Materials — 4.6%
43,797	Holcim AG (CHF)	3,704,905
	Containers & Packaging — 1.4%
105,577	SIG Group AG (CHF)	1,088,197
	Diversified Telecommunication Services — 3.3%
3,669	Swisscom AG (CHF)	2,661,702
	Electric Utilities — 3.9%
14,885	BKW AG (CHF)	3,176,888
	Electrical Equipment — 3.9%
36,984	Accelleron Industries AG (CHF)	3,110,456
	Electronic Equipment, Instruments & Components — 1.4%
3,843	ALSO Holding AG (CHF)	1,163,448
	Food Products — 6.4%
1,194	Barry Callebaut AG (CHF)	1,634,897
115	Chocoladefabriken Lindt & Spruengli AG (CHF)	1,756,674
1,301	Emmi AG (CHF)	1,122,778
6,545	Nestle S.A. (CHF)	600,770
		5,115,119
	Health Care Equipment & Supplies — 3.2%
7,349	Alcon AG (CHF)	547,079
2,183	Sonova Holding AG (CHF)	593,980
3,663	Ypsomed Holding AG (CHF)	1,437,959
		2,579,018
	Health Care Providers & Services — 2.4%
17,822	Galenica AG (CHF) (b) (c)	1,936,566
	Insurance — 7.6%
13,839	Helvetia Holding AG (CHF)	3,384,779
Shares	Description	Value

	Insurance (Continued)
1,285	Swiss Life Holding AG (CHF)	$1,381,126
3,762	Swiss Re AG (CHF)	694,934
930	Zurich Insurance Group AG (CHF)	661,941
		6,122,780
	Life Sciences Tools & Services — 1.4%
11,555	Siegfried Holding AG (CHF)	1,151,073
	Machinery — 7.0%
5,237	Bucher Industries AG (CHF)	2,480,182
23,710	SFS Group AG (CHF)	3,180,991
		5,661,173
	Marine Transportation — 2.1%
9,017	Kuehne + Nagel International AG (CHF)	1,678,121
	Pharmaceuticals — 5.2%
10,729	Novartis AG (CHF)	1,349,397
47,528	Sandoz Group AG (CHF)	2,816,275
		4,165,672
	Professional Services — 3.8%
109,398	Adecco Group AG (CHF)	3,064,601
	Real Estate Management & Development — 2.3%
7,062	PSP Swiss Property AG (CHF)	1,212,707
4,343	Swiss Prime Site AG (CHF)	607,218
		1,819,925
	Specialty Retail — 4.0%
59,963	Avolta AG (CHF)	3,243,523
	Technology Hardware, Storage & Peripherals — 1.0%
7,222	Logitech International S.A. (CHF)	787,294
	Textiles, Apparel & Luxury Goods — 3.7%
15,944	Swatch Group (The) AG (CHF)	2,993,318
	Trading Companies & Distributors — 1.4%
16,657	DKSH Holding AG (CHF)	1,125,742
	Transportation Infrastructure — 3.5%
9,135	Flughafen Zurich AG (CHF)	2,783,934
	Total Common Stocks	78,624,561
	(Cost $69,650,870)

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
81,082	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (d)	$81,082
	(Cost $81,082)

	Total Investments — 97.8%	78,705,643
	(Cost $69,731,952)
	Net Other Assets and Liabilities — 2.2%	1,795,516
	Net Assets — 100.0%	$80,501,159

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
USD	– United States Dollar

Country Allocation†	% of Net Assets
Switzerland	97.7%
United States	0.1
Total Investments	97.8
Net Other Assets and Liabilities	2.2
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
CHF	99.9%
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 78,624,561	$ 78,624,561	$ —	$ —
Money Market Funds	81,082	81,082	—	—
Total Investments	$78,705,643	$78,705,643	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Australia — 5.0%
2,808	Eagers Automotive Ltd. (AUD)	$54,478
46,585	Firefinch Ltd. (AUD) (c) (d) (e) (f) (g)	0
9,075	Genesis Minerals Ltd. (AUD) (d)	35,369
6,632	Helia Group Ltd. (AUD)	25,365
8,677	Iluka Resources Ltd. (AUD)	36,344
26,721	Karoon Energy Ltd. (AUD)	29,174
6,126	MA Financial Group Ltd. (AUD)	37,779
2,259	Magellan Financial Group Ltd. (AUD)	14,365
549	Monadelphous Group Ltd. (AUD)	8,174
9,075	New Hope Corp., Ltd. (AUD)	23,539
18,915	Perenti Ltd. (AUD)	35,170
5,055	Perseus Mining Ltd. (AUD)	16,390
3,551	Ramelius Resources Ltd. (AUD)	9,117
2,490	Regis Healthcare Ltd. (AUD)	9,919
10,736	Regis Resources Ltd. (AUD)	42,695
19,851	Stanmore Resources Ltd. (AUD)	27,978
1,018	Temple & Webster Group Ltd. (AUD) (d)	15,480
		421,336
	Austria — 0.7%
877	Kontron AG (EUR)	28,171
1,982	UNIQA Insurance Group AG (EUR)	29,413
		57,584
	Belgium — 1.1%
440	Bekaert S.A. (EUR)	20,095
370	Gimv N.V. (EUR)	19,765
2,846	Proximus SADP (EUR)	24,860
3,901	X-Fab Silicon Foundries SE (EUR) (d) (h) (i)	31,579
		96,299
	Bermuda — 4.4%
78,000	Brilliance China Automotive Holdings Ltd. (HKD)	41,295
18,000	CGN New Energy Holdings Co., Ltd. (HKD)	6,847
4,881	Conduit Holdings Ltd. (GBP)	22,385
10,500	Johnson Electric Holdings Ltd. (HKD)	54,915
6,500	Kerry Properties Ltd. (HKD)	17,407
10,750	Luk Fook Holdings International Ltd. (HKD)	34,397
94,000	Pacific Basin Shipping Ltd. (HKD)	30,319
15,500	Shenzhen International Holdings Ltd. (HKD)	15,556
66,000	Sinofert Holdings Ltd. (HKD)	11,874
Shares	Description	Value

	Bermuda (Continued)
20,000	Sinopec Kantons Holdings Ltd. (HKD)	$11,308
1,125	Stolt-Nielsen Ltd. (NOK)	38,723
700	Teekay Tankers Ltd., Class A	35,385
388,000	United Energy Group Ltd. (HKD)	26,425
16,250	Yue Yuen Industrial Holdings Ltd. (HKD)	27,668
		374,504
	Canada — 6.9%
274	ADENTRA, Inc. (CAD)	6,936
1,353	Athabasca Oil Corp. (CAD) (d)	6,475
7,099	Baytex Energy Corp. (CAD)	16,629
338	Boardwalk Real Estate Investment Trust (CAD)	16,789
606	Canadian Solar, Inc. (d)	7,902
3,500	Cardinal Energy Ltd. (CAD) (e)	19,491
2,926	Extendicare, Inc. (CAD) (e)	31,264
4,314	Fortuna Mining Corp. (CAD) (d)	38,624
4,203	IAMGOLD Corp. (CAD) (d)	54,300
2,433	K92 Mining, Inc. (CAD) (d)	29,405
2,156	Killam Apartment Real Estate Investment Trust (CAD) (e)	27,839
151	Linamar Corp. (CAD)	8,098
1,665	NuVista Energy Ltd. (CAD) (d)	19,238
2,097	OceanaGold Corp. (CAD)	44,767
2,247	Orla Mining Ltd. (CAD) (d)	24,235
2,024	Paramount Resources Ltd., Class A (CAD)	32,679
1,125	Parex Resources, Inc. (CAD)	14,704
451	Precision Drilling Corp. (CAD) (d)	25,400
1,926	Secure Waste Infrastructure Corp. (CAD)	27,429
212	TerraVest Industries, Inc. (CAD)	21,220
947	Torex Gold Resources, Inc. (CAD) (d)	39,358
809	Transcontinental, Inc., Class A (CAD)	11,434
1,620	Trican Well Service Ltd. (CAD)	7,182
1,762	Wesdome Gold Mines Ltd. (CAD) (d)	27,449
3,261	Whitecap Resources, Inc. (CAD)	24,884
		583,731
	Cayman Islands — 4.0%
103,000	JS Global Lifestyle Co., Ltd. (HKD) (d) (h) (i)	24,618
4,000	Kingboard Holdings Ltd. (HKD)	14,207
10,000	Minth Group Ltd. (HKD)	43,460
6,000	Mobvista, Inc. (HKD) (d) (h) (i)	16,176
37,500	Mongolian Mining Corp. (HKD) (d)	60,091

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Cayman Islands (Continued)
33,000	Nexteer Automotive Group Ltd. (HKD)	$36,215
22,000	TCL Electronics Holdings Ltd. (HKD)	29,684
6,500	United Laboratories International Holdings (The) Ltd. (HKD)	12,546
20,000	Vobile Group Ltd. (HKD) (d) (e) (i)	15,343
30,000	VSTECS Holdings Ltd. (HKD)	41,442
24,000	Wasion Holdings Ltd. (HKD)	39,106
		332,888
	Denmark — 1.0%
1,042	D/S Norden A/S (DKK)	37,825
804	DFDS A/S (DKK) (d)	12,234
274	Matas A/S (DKK)	5,602
148	Per Aarsleff Holding A/S (DKK)	15,969
168	Sydbank A/S (DKK)	13,489
		85,119
	Finland — 0.1%
116	Hiab Oyj (EUR)	6,758
	France — 2.6%
3,402	Clariane SE (EUR) (d)	18,900
2,213	Emeis S.A. (EUR) (d) (e)	38,349
5,006	Etablissements Maurel et Prom S.A. (EUR)	28,693
530	Mersen S.A. (EUR)	15,618
533	Opmobility (EUR)	8,548
186	Rubis S.C.A. (EUR)	6,940
1,624	Television Francaise 1 S.A. (EUR)	16,502
188	Trigano S.A. (EUR)	32,733
293	Vicat SACA (EUR)	20,537
347	Viridien (EUR) (d)	26,053
25	VusionGroup (EUR)	7,485
		220,358
	Germany — 2.2%
367	Bilfinger SE (EUR)	40,373
5,857	CECONOMY AG (EUR) (d)	30,153
524	Eckert & Ziegler SE (EUR)	10,963
917	flatexDEGIRO AG (EUR)	30,016
109	Hornbach Holding AG & Co. KGaA (EUR)	12,541
619	Mutares SE & Co. KGaA (EUR)	21,584
1,024	Nordex SE (EUR) (d)	26,209
207	Salzgitter AG (EUR)	6,256
201	Stabilus SE (EUR)	5,805
		183,900
	Greece — 0.0%
3,231	FF Group (EUR) (c) (d) (f) (g)	0
Shares	Description	Value

	Hong Kong — 0.7%
32,000	China Jinmao Holdings Group Ltd. (HKD)	$6,374
36,000	CITIC Telecom International Holdings Ltd. (HKD)	11,241
5,600	Dah Sing Financial Holdings Ltd. (HKD)	24,453
3,000	Shanghai Industrial Holdings Ltd. (HKD)	5,274
32,000	Shougang Fushan Resources Group Ltd. (HKD)	11,678
		59,020
	Ireland — 0.1%
936	Dalata Hotel Group PLC (EUR)	7,033
	Israel — 3.2%
868	Cellcom Israel Ltd. (ILS) (d)	8,643
5,230	El Al Israel Airlines (ILS) (d)	23,827
1,660	Harel Insurance Investments & Financial Services Ltd. (ILS)	55,932
629	IDI Insurance Co., Ltd. (ILS)	38,816
527	Menora Mivtachim Holdings Ltd. (ILS)	51,710
11,659	Migdal Insurance & Financial Holding Ltd. (ILS)	40,445
925	Next Vision Stabilized Systems Ltd. (ILS)	41,891
73	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (ILS)	6,729
		267,993
	Italy — 1.2%
282	Avio S.p.A. (EUR) (i)	17,713
1,728	Fila S.p.A. (EUR)	18,908
2,201	Maire S.p.A. (EUR)	32,559
7,664	Webuild S.p.A. (EUR)	31,817
		100,997
	Japan — 35.1%
1,100	Ai Holdings Corp. (JPY)	20,842
1,300	Aichi Steel Corp. (JPY)	23,682
1,900	Aisan Industry Co., Ltd. (JPY)	24,115
700	Alpen Co., Ltd. (JPY)	11,147
500	Anycolor, Inc. (JPY)	19,035
1,600	ARE Holdings, Inc. (JPY)	23,250
300	Artience Co., Ltd. (JPY)	6,350
400	ASAHI YUKIZAI Corp. (JPY)	12,442
2,500	Belluna Co., Ltd. (JPY)	17,294
700	Central Glass Co., Ltd. (JPY)	15,502
1,800	Chugoku Electric Power (The) Co., Inc. (JPY)	10,264
900	Citizen Watch Co., Ltd. (JPY)	6,104
1,800	Daicel Corp. (JPY)	16,426
600	Dai-Dan Co., Ltd. (JPY)	25,114

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
3,300	Daido Steel Co., Ltd. (JPY)	$28,529
1,500	Daishi Hokuetsu Financial Group, Inc. (JPY)	14,555
400	DeNA Co., Ltd. (JPY)	6,274
300	Digital Garage, Inc. (JPY)	7,333
200	Dowa Holdings Co., Ltd. (JPY)	7,300
900	Electric Power Development Co., Ltd. (JPY)	16,885
700	Exedy Corp. (JPY)	24,614
500	FCC Co., Ltd. (JPY)	10,870
300	Ferrotec Holdings Corp. (JPY)	8,114
900	Food & Life Cos., Ltd. (JPY)	47,086
900	Fuji Media Holdings, Inc. (JPY)	21,319
100	Fujita Kanko, Inc. (JPY)	7,093
1,900	Furukawa Co., Ltd. (JPY)	36,899
200	Furukawa Electric Co., Ltd. (JPY)	12,323
600	GENDA, Inc. (JPY) (d)	3,558
1,200	Glory Ltd. (JPY)	29,723
300	GMO internet group, Inc. (JPY)	7,344
800	Godo Steel Ltd. (JPY)	21,530
2,700	GREE Holdings, Inc. (JPY)	8,015
1,000	GS Yuasa Corp. (JPY)	23,667
1,800	G-Tekt Corp. (JPY)	24,124
300	H2O Retailing Corp. (JPY)	4,404
300	Hanwa Co., Ltd. (JPY)	12,780
600	Happinet Corp. (JPY)	27,995
1,100	Hazama Ando Corp. (JPY)	12,452
900	Heiwado Co., Ltd. (JPY)	17,698
4,100	Hokkaido Electric Power Co., Inc. (JPY) (e)	30,053
1,200	Hokuhoku Financial Group, Inc. (JPY)	31,427
2,800	Hokuriku Electric Power Co. (JPY)	16,006
1,100	Hyakugo Bank (The) Ltd. (JPY)	6,806
2,600	IDOM, Inc. (JPY)	18,495
3,100	Iino Kaiun Kaisha Ltd. (JPY)	24,819
900	Ishihara Sangyo Kaisha Ltd. (JPY)	14,107
1,600	Iwatani Corp. (JPY)	17,495
1,300	Iyogin Holdings, Inc. (JPY)	19,739
1,300	Japan Investment Adviser Co., Ltd. (JPY)	17,581
500	Japan Lifeline Co., Ltd. (JPY)	5,095
3,400	Japan Petroleum Exploration Co., Ltd. (JPY)	29,773
200	JINS Holdings, Inc. (JPY)	12,388
400	J-Oil Mills, Inc. (JPY)	5,556
1,200	Kandenko Co., Ltd. (JPY)	32,912
600	Kaneka Corp. (JPY)	17,073
Shares	Description	Value

	Japan (Continued)
600	Kato Sangyo Co., Ltd. (JPY)	$23,654
1,600	Keikyu Corp. (JPY)	16,240
300	KH Neochem Co., Ltd. (JPY)	5,656
700	Ki-Star Real Estate Co., Ltd. (JPY)	26,507
1,300	Kitz Corp. (JPY)	14,856
700	Kojima Co., Ltd. (JPY)	5,353
300	Krosaki Harima Corp. (JPY)	8,358
2,800	Kumiai Chemical Industry Co., Ltd. (JPY)	15,658
100	Kurabo Industries Ltd. (JPY)	4,774
1,300	Kyoei Steel Ltd. (JPY)	20,148
800	Life Corp. (JPY)	13,670
300	Lintec Corp. (JPY)	7,384
100	Makino Milling Machine Co., Ltd. (JPY)	7,749
500	Mars Group Holdings Corp. (JPY)	10,380
3,300	Mazda Motor Corp. (JPY) (e)	24,122
600	Megmilk Snow Brand Co., Ltd. (JPY)	12,013
5,900	Metaplanet, Inc. (JPY) (d)	22,940
400	Mitsubishi Logisnext Co., Ltd. (JPY)	4,909
600	Mitsubishi Materials Corp. (JPY)	11,271
5,800	Mitsubishi Motors Corp. (JPY)	15,766
1,900	Mitsui E&S Co., Ltd. (JPY)	57,494
900	Mitsui Mining & Smelting Co., Ltd. (JPY)	70,017
600	Mitsui-Soko Holdings Co., Ltd. (JPY)	16,777
1,000	Modec, Inc. (JPY)	55,922
1,700	Namura Shipbuilding Co., Ltd. (JPY)	39,257
800	Nanto Bank (The) Ltd. (JPY)	27,535
400	NGK Insulators Ltd. (JPY)	6,707
1,500	NHK Spring Co., Ltd. (JPY)	22,578
2,500	Nikkiso Co., Ltd. (JPY)	25,070
1,500	Nikkon Holdings Co., Ltd. (JPY)	34,608
1,800	Nippn Corp. (JPY)	28,214
600	Nippon Kayaku Co., Ltd. (JPY)	5,637
1,000	Nippon Light Metal Holdings Co., Ltd. (JPY)	14,200
2,300	Nippon Paper Industries Co., Ltd. (JPY)	18,943
200	Nippon Shinyaku Co., Ltd. (JPY)	4,508
400	Nishi-Nippon Railroad Co., Ltd. (JPY)	6,322
400	Nishio Holdings Co., Ltd. (JPY)	11,604
800	Nissin Corp. (JPY)	43,601
3,000	Nittetsu Mining Co., Ltd. (JPY)	40,491

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
1,600	Nojima Corp. (JPY)	$43,872
1,100	NOK Corp. (JPY)	19,332
700	Noritake Co., Ltd. (JPY)	22,389
1,500	North Pacific Bank Ltd. (JPY)	7,577
1,000	NS United Kaiun Kaisha Ltd. (JPY)	34,283
1,100	Odakyu Electric Railway Co., Ltd. (JPY) (e)	12,381
4,000	Oki Electric Industry Co., Ltd. (JPY)	43,656
1,800	Pasona Group, Inc. (JPY)	26,656
2,200	Penta-Ocean Construction Co., Ltd. (JPY)	17,346
600	Raito Kogyo Co., Ltd. (JPY)	13,084
2,000	Rengo Co., Ltd. (JPY)	12,644
700	Ryobi Ltd. (JPY)	13,159
1,200	Sakata INX Corp. (JPY)	18,882
200	Sakata Seed Corp. (JPY)	4,930
200	San-A Co., Ltd. (JPY)	3,766
500	Sanken Electric Co., Ltd. (JPY) (d)	24,309
1,200	Sanki Engineering Co., Ltd. (JPY)	40,004
400	Sankyu, Inc. (JPY)	21,909
300	SBS Holdings, Inc. (JPY)	7,425
700	Shibaura Machine Co., Ltd. (JPY)	19,928
2,000	Shikoku Electric Power Co., Inc. (JPY)	17,784
500	Shinnihon Corp. (JPY)	6,235
2,100	Shizuoka Gas Co., Ltd. (JPY)	16,600
800	Showa Sangyo Co., Ltd. (JPY)	16,499
600	Sugi Holdings Co., Ltd. (JPY)	14,468
400	Sumitomo Osaka Cement Co., Ltd. (JPY)	10,522
5,400	Sumitomo Pharma Co., Ltd. (JPY) (d)	62,477
1,800	Sumitomo Riko Co., Ltd. (JPY)	26,851
600	Sumitomo Seika Chemicals Co., Ltd. (JPY)	19,292
600	Taiheiyo Cement Corp. (JPY)	15,600
500	Taiyo Holdings Co., Ltd. (JPY)	27,319
2,500	Takasago International Corp. (JPY)	27,352
3,000	Teijin Ltd. (JPY)	25,530
2,400	Toa Corp. (JPY)	33,951
2,200	Toho Bank (The) Ltd. (JPY)	6,918
2,300	Tohoku Electric Power Co., Inc. (JPY) (e)	16,735
700	Tokai Rika Co., Ltd. (JPY)	12,671
100	Token Corp. (JPY)	10,069
Shares	Description	Value

	Japan (Continued)
600	Tokuyama Corp. (JPY)	$14,910
1,500	Tokyo Steel Manufacturing Co., Ltd. (JPY)	14,789
4,400	TOMONY Holdings, Inc. (JPY)	20,024
600	Toshiba TEC Corp. (JPY)	12,293
600	Towa Pharmaceutical Co., Ltd. (JPY)	11,977
600	Toyo Tanso Co., Ltd. (JPY)	17,649
1,400	Toyo Tire Corp. (JPY)	37,214
1,200	Toyoda Gosei Co., Ltd. (JPY)	29,877
400	Toyota Boshoku Corp. (JPY)	6,639
1,000	TRE Holdings Corp. (JPY)	10,515
800	Trusco Nakayama Corp. (JPY)	12,918
2,800	TSI Holdings Co., Ltd. (JPY)	20,013
800	Tsubakimoto Chain Co. (JPY)	11,625
1,700	Tsugami Corp. (JPY)	27,405
2,300	Tsukishima Holdings Co., Ltd. (JPY)	45,678
300	TV Asahi Holdings Corp. (JPY) (e)	6,806
1,200	UACJ Corp. (JPY)	13,040
300	Uchida Yoko Co., Ltd. (JPY)	24,485
300	Valor Holdings Co., Ltd. (JPY)	5,899
1,300	YAMABIKO Corp. (JPY)	22,390
700	Yokohama Rubber (The) Co., Ltd. (JPY)	25,963
1,000	Yonex Co., Ltd. (JPY)	25,628
		2,966,411
	Jersey — 0.4%
3,883	Yellow Cake PLC (GBP) (d) (h) (i)	29,793
	Luxembourg — 0.1%
325	APERAM S.A. (EUR)	10,539
	Netherlands — 1.9%
1,464	Fugro N.V. (EUR)	15,615
4,719	Koninklijke BAM Groep N.V. (EUR)	44,517
624	Koninklijke Heijmans N.V. (EUR)	43,371
4,354	MFE-MediaForEurope N.V., Class A (EUR)	16,245
2,269	OCI N.V. (EUR)	10,496
244	Signify N.V. (EUR) (h) (i)	6,388
206	Van Lanschot Kempen N.V. (EUR)	12,262
303	Wereldhave N.V. (EUR)	6,766
		155,660
	Norway — 2.3%
8,193	Aker Solutions ASA (NOK)	24,564
1,315	Europris ASA (NOK) (h) (i)	13,335
3,614	Hoegh Autoliners ASA (NOK)	38,749

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Norway (Continued)
17,365	MPC Container Ships ASA (NOK)	$28,676
652	Protector Forsikring ASA (NOK)	32,079
1,166	SpareBank 1 Nord Norge (NOK)	16,428
302	SpareBank 1 SMN (NOK)	5,860
3,926	Wallenius Wilhelmsen ASA (NOK)	34,895
		194,586
	Portugal — 0.8%
3,246	CTT-Correios de Portugal S.A. (EUR)	27,629
1,116	NOS SGPS S.A. (EUR)	5,097
22,861	Sonae SGPS S.A. (EUR)	35,912
		68,638
	Singapore — 0.8%
36,500	Capitaland India Trust (SGD)	33,955
49,500	Digital Core REIT Management Pte Ltd.	23,513
40,300	Singapore Post Ltd. (SGD) (e)	13,121
		70,589
	South Korea — 15.7%
1,159	Amorepacific Holdings Corp. (KRW)	22,014
332	APR Corp. (KRW)	59,157
331	Binggrae Co., Ltd. (KRW)	17,694
179	CJ Logistics Corp. (KRW)	10,742
141	Cosmax, Inc. (KRW)	21,556
191	Coway Co., Ltd. (KRW)	13,409
670	Daesang Corp. (KRW)	10,506
2,452	Daewoo Engineering & Construction Co., Ltd. (KRW) (d)	6,256
723	DB HiTek Co., Ltd. (KRW)	29,269
743	DL E&C Co., Ltd. (KRW)	22,189
1,500	DN Automotive Corp. (KRW)	24,429
309	Doosan Bobcat, Inc. (KRW)	12,223
79	Doosan Co., Ltd. (KRW)	30,462
620	DoubleUGames Co., Ltd. (KRW)	22,979
286	E-MART, Inc. (KRW)	15,390
122	F&F Co., Ltd. (KRW)	5,452
455	GS Engineering & Construction Corp. (KRW)	5,967
420	GS Holdings Corp. (KRW)	13,755
2,549	Hankook & Company Co., Ltd. (KRW)	41,785
979	Hankook Tire & Technology Co., Ltd. (KRW)	26,759
943	Hanwha Corp. (KRW)	56,860
Shares	Description	Value

	South Korea (Continued)
1,817	Hanwha Engine (KRW) (d)	$58,147
2,593	HDC Holdings Co., Ltd. (KRW)	32,157
46	Hugel, Inc. (KRW) (d)	9,901
72	Hyosung Heavy Industries Corp. (KRW)	68,765
71	Hyosung TNC Corp. (KRW)	10,829
258	Hyundai Department Store Co., Ltd. (KRW)	16,274
286	Hyundai Elevator Co., Ltd. (KRW)	16,307
1,074	Hyundai Engineering & Construction Co., Ltd. (KRW)	41,642
707	Hyundai Marine & Fire Insurance Co., Ltd. (KRW) (d)	14,185
175	Hyundai Wia Corp. (KRW)	6,037
860	iM Financial Group Co., Ltd. (KRW)	8,434
884	Innocean Worldwide, Inc. (KRW)	11,467
444	JB Financial Group Co., Ltd. (KRW)	7,263
202	Jusung Engineering Co., Ltd. (KRW)	4,449
927	Kangwon Land, Inc. (KRW)	12,131
61	KCC Corp. (KRW)	16,695
264	Kolon Industries, Inc. (KRW)	6,398
577	Korea Electric Terminal Co., Ltd. (KRW)	25,168
650	Korea Gas Corp. (KRW)	18,114
128	Kumho Petrochemical Co., Ltd. (KRW)	9,524
6,524	Kumho Tire Co., Inc. (KRW) (d)	21,971
145	LG Innotek Co., Ltd. (KRW)	19,408
750	LG Uplus Corp. (KRW)	8,205
93	LIG Nex1 Co., Ltd. (KRW)	34,004
253	LS Eco Energy Ltd. (KRW)	6,780
613	LX International Corp. (KRW)	13,959
575	LX Semicon Co., Ltd. (KRW)	22,335
2,527	Mirae Asset Securities Co., Ltd. (KRW)	38,453
813	Naturecell Co., Ltd. (KRW) (d)	11,850
66	Orion Corp. (KRW)	4,873
1,445	Orion Holdings Corp. (KRW)	20,907
9,154	Pan Ocean Co., Ltd. (KRW)	25,184
70	PharmaResearch Co., Ltd. (KRW)	29,985
374	Poongsan Corp. (KRW)	33,240
88	Rainbow Robotics (KRW) (d)	19,381
1,562	Samsung E&A Co., Ltd (KRW)	29,836
595	Sebang Global Battery Co., Ltd. (KRW)	27,056
56	Shinsegae, Inc. (KRW)	7,468

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
125	SK Gas Ltd. (KRW)	$20,625
1,007	SL Corp. (KRW)	24,331
72	SM Entertainment Co., Ltd. (KRW)	6,671
788	Youngone Corp. (KRW)	36,450
		1,325,712
	Spain — 1.2%
478	Construcciones y Auxiliar de Ferrocarriles S.A. (EUR)	29,575
356	Grenergy Renovables S.A. (EUR) (d)	26,875
533	Let’s GOWEX S.A. (EUR) (c) (d) (f) (g) (j)	0
1,518	Tecnicas Reunidas S.A. (EUR) (d)	47,229
		103,679
	Sweden — 2.5%
2,406	Ambea AB (SEK) (h) (i)	34,731
4,383	Attendo AB (SEK) (h) (i)	32,822
682	Betsson AB, Class B (SEK)	11,250
815	Bure Equity AB (SEK)	24,032
905	Clas Ohlson AB, Class B (SEK)	35,529
412	INVISIO AB (SEK)	13,785
389	Loomis AB (SEK)	16,594
465	Modern Times Group MTG AB, Class B (SEK) (d)	5,443
1,121	NCC AB, Class B (SEK)	25,744
4,064	Storskogen Group AB, Class B (SEK)	4,139
2,378	Truecaller AB, Class B (SEK)	10,478
		214,547
	Switzerland — 0.5%
59	Aryzta AG (CHF) (d)	4,810
47	Cembra Money Bank AG (CHF)	5,399
348	Implenia AG (CHF)	29,115
		39,324
	United Kingdom — 5.1%
1,744	Big Yellow Group PLC (GBP)	22,798
18,683	Currys PLC (GBP)	35,102
2,776	Drax Group PLC (GBP)	26,115
546	Future PLC (GBP)	4,810
7,682	Hochschild Mining PLC (GBP)	36,718
328	JET2 PLC (GBP)	6,238
1,228	Johnson Matthey PLC (GBP)	33,196
22,926	Jupiter Fund Management PLC (GBP)	44,400
223	Lion Finance Group PLC (GBP)	22,943
1,926	Mitchells & Butlers PLC (GBP) (d)	6,398
3,540	Mitie Group PLC (GBP)	6,627
Shares	Description	Value

	United Kingdom (Continued)
1,894	OSB Group PLC (GBP)	$14,456
5,514	Quilter PLC (GBP) (h) (i)	12,325
13,728	RWS Holdings PLC (GBP)	17,041
3,309	Safestore Holdings PLC (GBP)	29,283
9,010	SigmaRoc PLC (GBP) (d)	14,614
4,422	Target Healthcare REIT PLC (GBP)	5,757
394	TBC Bank Group PLC (GBP)	24,084
1,606	TORM PLC, Class A (DKK) (e)	33,001
2,167	XPS Pensions Group PLC (GBP) (i)	9,880
5,529	Zigup PLC (GBP)	24,241
		430,027
	Total Common Stocks	8,407,025
	(Cost $6,060,438)
MONEY MARKET FUNDS — 0.0%
2,160	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (k)	2,160
	(Cost $2,160)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.5%
$42,456	Bank of America Corp., 4.20% (k), dated 09/30/25, due 10/01/25, with a maturity value of $42,461. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $43,305. (l)	42,456
62,135	JPMorgan Chase & Co., 4.20% (k), dated 09/30/25, due 10/01/25, with a maturity value of $62,142. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $63,378. (l)	62,135

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$37,256	Mizuho Financial Group, Inc., 4.20% (k), dated 09/30/25, due 10/01/25, with a maturity value of $37,260. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $38,001. (l)	$37,256
66,826	RBC Dominion Securities, Inc., 4.19% (k), dated 09/30/25, due 10/01/25, with a maturity value of $66,834. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $68,163. (l)	66,826
	Total Repurchase Agreements	208,673
	(Cost $208,673)

	Total Investments — 102.1%	8,617,858
	(Cost $6,271,271)
	Net Other Assets and Liabilities — (2.1)%	(176,282)
	Net Assets — 100.0%	$8,441,576

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Non-income producing security.
(e)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $199,571 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $208,673.

(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(j)	This issuer has filed for protection in bankruptcy court.
(k)	Rate shown reflects yield as of September 30, 2025.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	26.1%
Consumer Discretionary	17.4
Materials	16.0
Financials	10.1
Energy	7.6
Information Technology	5.4
Consumer Staples	4.3
Health Care	3.8
Utilities	2.4
All Other	6.9
Total	100.0%

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
JPY	34.4%
KRW	15.4
EUR	11.7
HKD	7.8
CAD	6.7
GBP	5.2
AUD	4.9
USD	3.2
ILS	3.1
NOK	2.7
SEK	2.5
DKK	1.4
SGD	0.5
CHF	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$ 421,336	$ 421,336	$ —	$ —**
Greece	—**	—	—	—**
Spain	103,679	103,679	—	—**
Other Country Categories*	7,882,010	7,882,010	—	—
Money Market Funds	2,160	2,160	—	—
Repurchase Agreements	208,673	—	208,673	—
Total Investments	$8,617,858	$8,409,185	$208,673	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Brazil — 18.6%
105,856	Banco ABC Brasil S.A. (Preference Shares) (BRL)	$462,427
605,819	Bradespar S.A. (Preference Shares) (BRL)	1,927,101
613,007	C&A Modas S.A. (BRL)	1,887,770
549,378	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	3,560,157
402,158	Cia De Sanena Do Parana (BRL)	2,799,559
5,191,492	Cogna Educacao S.A. (BRL)	3,257,942
353,571	Cury Construtora e Incorporadora S.A. (BRL)	2,296,576
272,390	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (BRL)	1,571,210
621,394	Direcional Engenharia S.A. (BRL)	1,887,912
400,377	EcoRodovias Infraestrutura e Logistica S.A. (BRL)	589,028
217,004	Energisa S.A. (BRL)	2,073,714
285,344	Ez Tec Empreendimentos e Participacoes S.A. (BRL)	881,405
1,578,214	Grendene S.A. (BRL)	1,544,928
740,629	Grupo SBF S.A. (BRL)	1,809,043
169,535	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira (BRL)	375,240
169,336	IRB-Brasil Resseguros S.A. (BRL) (c)	1,559,014
388,549	Isa Energia Brasil S.A. (Preference Shares) (BRL)	1,801,025
2,595,746	JHSF Participacoes S.A. (BRL)	3,155,522
177,436	Lojas Renner S.A. (BRL)	504,412
1,063,747	Marcopolo S.A. (Preference Shares) (BRL)	1,780,823
604,651	MBRF Global Foods Company S.A. (BRL)	2,206,270
727,389	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	1,301,093
1,551,195	Minerva S.A. (BRL) (c)	1,967,320
263,195	Petroreconcavo S.A. (BRL)	623,588
257,725	Randon S.A. Implementos e Participacoes (Preference Shares) (BRL)	297,808
314,499	Sao Martinho S.A. (BRL)	1,025,826
65,030	TOTVS S.A. (BRL)	561,197
748,807	Tres Tentos Agroindustrial S.A. (BRL)	1,966,898
494,315	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. (BRL)	320,426
610,248	Vibra Energia S.A. (BRL)	2,819,484
218,205	Vivara Participacoes S.A. (BRL)	1,170,921
Shares	Description	Value

	Brazil (Continued)
137,345	Vulcabras S.A. (BRL)	$507,858
382,594	YDUQS Participacoes S.A. (BRL)	928,764
		51,422,261
	Cayman Islands — 17.6%
1,331,103	361 Degrees International Ltd. (HKD)	1,070,773
985,987	3SBio, Inc. (HKD) (d) (e)	3,801,054
496,258	AK Medical Holdings Ltd. (HKD) (d) (e) (f)	352,013
1,144,259	China Conch Venture Holdings Ltd. (HKD)	1,613,030
3,378,963	China Lesso Group Holdings Ltd. (HKD)	2,118,921
11,550	China Metal Recycling Holdings Ltd. (HKD) (c) (g) (h) (i)	0
2,377,110	China Resources Medical Holdings Co., Ltd. (HKD) (f)	1,072,181
2,191,643	China Yongda Automobiles Services Holdings Ltd. (HKD)	537,916
3,171,951	China Zhongwang Holdings Ltd. (HKD) (c) (g) (h) (i)	0
1,991,636	COFCO Joycome Foods Ltd. (HKD) (c) (e) (f)	460,674
318,747	Consun Pharmaceutical Group Ltd. (HKD)	699,593
1,757,898	Country Garden Services Holdings Co., Ltd. (HKD)	1,493,161
1,294,402	Dongyue Group Ltd. (HKD)	2,019,293
1,171,255	EEKA Fashion Holdings Ltd. (HKD)	1,136,344
220,218	Everest Medicines Ltd. (HKD) (c) (d) (e) (f)	1,593,209
1,954,426	Fufeng Group Ltd. (HKD)	2,200,062
1,339,708	Greentown China Holdings Ltd. (HKD)	1,635,480
2,046,659	Greentown Management Holdings Co., Ltd. (HKD) (d) (e) (f)	831,083
967,413	InnoCare Pharma Ltd., Class H (HKD) (c) (d) (e) (f)	2,327,177
231,286	JF SmartInvest Holdings Ltd. (HKD)	2,217,174
4,512,165	Lonking Holdings Ltd. (HKD)	1,727,877
2,163,266	Meitu, Inc. (HKD) (d) (e)	2,576,922
2,501,700	Newborn Town, Inc. (HKD) (c) (e)	4,195,245
1,984,069	Q Technology Group Co., Ltd. (HKD) (e)	4,275,643
1,283,041	Tianneng Power International Ltd. (HKD) (f)	1,607,521
188,492	Wanguo Gold Group Ltd. (HKD)	941,255

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Cayman Islands (Continued)
357,880	Wisdom Marine Lines Co., Ltd. (TWD)	$689,270
456,373	XD, Inc. (HKD) (e)	4,764,912
121,541	Zhen Ding Technology Holding Ltd. (TWD)	661,979
		48,619,762
	Chile — 3.4%
55,923	Banco Itau Chile S.A. (CLP)	860,864
202,779	Cia Cervecerias Unidas S.A. (CLP)	1,246,080
22,729,716	Cia Sud Americana de Vapores S.A. (CLP)	1,189,171
507,994	Embotelladora Andina S.A., Class B (Preference Shares) (CLP)	2,001,478
1,476,665	Engie Energia Chile S.A. (CLP)	2,134,908
192,115	Parque Arauco S.A. (CLP)	486,367
4,098,585	SMU S.A. (CLP)	684,298
593,705	Vina Concha y Toro S.A. (CLP)	650,869
		9,254,035
	China — 7.3%
5,081,396	Angang Steel Co., Ltd., Class H (HKD) (c)	1,475,717
269,262	Anhui Expressway Co., Ltd., Class H (HKD)	395,834
2,918,475	BAIC Motor Corp., Ltd., Class H (HKD) (c) (d) (e)	795,066
1,317,976	Bank of Chongqing Co., Ltd., Class H (HKD)	1,244,820
5,510,379	Beijing Jingneng Clean Energy Co., Ltd., Class H (HKD)	1,791,487
176,449	CanSino Biologics, Inc., Class H (HKD) (c) (d) (e) (f)	1,122,370
6,173,908	China BlueChemical Ltd., Class H (HKD)	1,888,203
691,382	China Communications Services Corp., Ltd., Class H (HKD)	408,684
1,321,795	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD)	463,701
2,206,069	China National Building Material Co., Ltd., Class H (HKD)	1,564,839
1,780,051	Legend Holdings Corp., Class H (HKD) (c) (d) (e)	2,619,084
6,339,328	Maanshan Iron & Steel Co., Ltd., Class H (HKD) (c)	2,175,034
213,204	Shanghai Conant Optical Co., Ltd., Class H (HKD) (f)	1,133,698
Shares	Description	Value

	China (Continued)
522,207	Shanghai MicroPort MedBot Group Co., Ltd., Class H (HKD) (c)	$1,936,647
186,560	Yangtze Optical Fibre & Cable Joint Stock Ltd., Co., Class H (HKD) (d) (e) (f)	1,134,423
		20,149,607
	Colombia — 0.8%
258,618	Grupo de Inversiones Suramericana S.A. (Preference Shares) (COP)	2,341,801
	Czech Republic — 0.3%
119,739	Moneta Money Bank A/S (CZK) (d) (e)	955,159
	Hong Kong — 1.3%
1,048,642	China Nonferrous Mining Corp., Ltd. (HKD)	2,018,602
1,127,221	Genertec Universal Medical Group Co., Ltd. (HKD) (d) (e)	879,244
475,040	Morimatsu International Holdings Co., Ltd. (HKD) (e)	670,871
		3,568,717
	India — 0.8%
8,982	Amber Enterprises India Ltd. (INR) (c)	818,295
417,398	Manappuram Finance Ltd. (INR)	1,320,048
		2,138,343
	Indonesia — 8.9%
17,002,025	Alamtri Resources Indonesia Tbk PT (IDR)	1,724,178
11,511,463	Aneka Tambang Tbk (IDR)	2,182,792
7,088,980	Bank Tabungan Negara Persero Tbk PT (IDR)	546,615
9,958,329	Bukit Asam Tbk PT (IDR)	1,404,265
18,896,828	Bumi Resources Minerals Tbk PT (IDR) (c)	952,495
25,094,988	Ciputra Development Tbk PT (IDR)	1,400,440
34,534,388	Elang Mahkota Teknologi Tbk PT (IDR)	2,600,699
6,375,759	Indah Kiat Pulp & Paper Tbk PT (IDR)	2,811,991
1,366,829	Indo Tambangraya Megah Tbk PT (IDR)	1,876,160
883,626	Indofood Sukses Makmur Tbk PT (IDR)	383,090
15,606,336	Japfa Comfeed Indonesia Tbk PT (IDR)	1,835,489
24,482,915	Medco Energi Internasional Tbk PT (IDR)	2,012,697
16,138,256	Perusahaan Gas Negara Tbk PT (IDR)	1,636,583

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Indonesia (Continued)
2,571,208	Petrosea Tbk PT (IDR)	$1,045,301
7,817,753	Sawit Sumbermas Sarana Tbk PT (IDR)	771,689
62,737,471	Surya Citra Media Tbk PT (IDR)	1,264,914
		24,449,398
	Malaysia — 1.7%
15,284,000	Bumi Armada Bhd (MYR)	1,271,094
3,431,100	Dayang Enterprise Holdings Bhd (MYR)	1,304,446
1,034,600	Genting Bhd (MYR)	717,841
5,301,233	Guan Chong Bhd (MYR)	1,152,579
1,672,900	Tanco Holdings Bhd (MYR) (j)	357,754
		4,803,714
	Malta — 0.9%
1,930,241	MAS PLC (ZAR) (c)	2,375,079
	Mexico — 4.4%
1,279,896	FIBRA Macquarie Mexico (MXN) (d) (e)	2,193,089
306,124	Genomma Lab Internacional S.A.B. de C.V., Class B (MXN)	321,611
1,229,155	Gentera S.A.B. de C.V. (MXN)	3,187,407
1,160,829	La Comer S.A.B. de C.V. (MXN)	2,719,916
721,867	Megacable Holdings S.A.B. de C.V., Series CPO (MXN)	2,326,403
993,724	Orbia Advance Corp. S.A.B. de C.V. (MXN)	960,977
43,587	Qualitas Controladora S.A.B. de C.V. (MXN)	398,539
		12,107,942
	Morocco — 1.1%
8,618	Akdital Holding (MAD)	1,313,946
19,721	Alliances Developpement Immobilier S.A. (MAD)	1,138,106
160,090	Douja Promotion Groupe Addoha S.A. (MAD)	681,036
		3,133,088
	Philippines — 1.4%
2,336,300	Converge Information and Communications Technology Solutions., Inc. (PHP)	502,586
3,002,880	DigiPlus Interactive Corp. (PHP)	1,302,796
5,256,000	JG Summit Holdings, Inc. (PHP)	2,077,113
		3,882,495
	Poland — 3.4%
37,197	Asseco Poland S.A. (PLN)	2,050,893
291,810	Cyfrowy Polsat S.A. (PLN) (c) (f)	1,117,576
479,525	Enea S.A. (PLN)	2,329,911
Shares	Description	Value

	Poland (Continued)
335,525	Orange Polska S.A. (PLN)	$809,399
1,188,004	Tauron Polska Energia S.A. (PLN) (c)	2,973,074
		9,280,853
	Russia — 0.0%
653,736,712	Federal Grid Co. - Rosseti PJSC (RUB) (c) (g) (h) (i)	0
580,351	Mechel PJSC (RUB) (c) (g) (h) (i)	0
		0
	South Africa — 5.8%
47,760	African Rainbow Minerals Ltd. (ZAR)	513,026
187,884	Exxaro Resources Ltd. (ZAR)	1,960,216
668,570	Hyprop Investments Ltd. (ZAR)	1,809,436
168,734	JSE Ltd. (ZAR)	1,245,525
2,433,027	Life Healthcare Group Holdings Ltd. (ZAR)	1,632,819
893,069	Momentum Group Ltd. (ZAR)	1,695,642
159,930	Motus Holdings Ltd. (ZAR)	963,099
1,667,026	Redefine Properties Ltd. (ZAR)	479,741
245,099	Resilient REIT Ltd. (ZAR)	909,151
962,720	Sappi Ltd. (ZAR)	1,288,829
573,345	Telkom S.A. SOC Ltd. (ZAR)	1,698,788
345,232	Thungela Resources Ltd. (ZAR)	1,749,349
		15,945,621
	Taiwan — 7.8%
462,481	Advancetek Enterprise Co., Ltd. (TWD)	640,354
55,909	Arcadyan Technology Corp. (TWD)	402,652
496,232	Capital Securities Corp. (TWD)	401,343
867,551	ChipMOS Technologies, Inc. (TWD)	839,712
414,139	Flytech Technology Co., Ltd. (TWD)	1,426,754
108,288	Fusheng Precision Co., Ltd. (TWD)	927,330
218,394	Greatek Electronics, Inc. (TWD)	452,151
481,051	Hannstar Board Corp. (TWD)	1,444,195
603,352	Huang Hsiang Construction Corp. (TWD)	848,272
1,666,157	Innolux Corp. (TWD)	787,212
319,276	Johnson Health Tech Co., Ltd. (TWD)	1,822,758
1,040,409	Kindom Development Co., Ltd. (TWD)	1,228,910
54,105	L&K Engineering Co., Ltd. (TWD)	637,302
34,846	Nan Pao Resins Chemical Co., Ltd. (TWD)	449,323
1,069,078	Pou Chen Corp. (TWD)	1,011,973

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
2,075,823	Rechi Precision Co., Ltd. (TWD)	$1,668,668
1,075,170	Ruentex Development Co., Ltd. (TWD)	1,044,197
1,064,254	Ruentex Industries Ltd. (TWD)	1,829,743
256,234	TA Chen Stainless Pipe (TWD)	323,676
594,654	Tatung Co., Ltd. (TWD)	756,048
694,999	Tigerair Taiwan Co., Ltd. (TWD)	1,755,854
748,779	Weikeng Industrial Co., Ltd. (TWD)	690,357
		21,388,784
	Thailand — 5.3%
6,809,700	AP Thailand PCL (THB)	1,859,770
1,014,700	Bangchak Corp. PCL (THB)	962,877
3,119,700	Banpu PCL (THB)	437,076
140,100	Electricity Generating PCL (THB)	495,030
818,700	KCE Electronics PCL (THB)	576,033
3,924,600	Prima Marine PCL (THB)	835,666
509,000	Ratch Group PCL (THB)	404,467
2,734,700	Regional Container Lines PCL (THB)	2,236,369
27,154,700	Sansiri PCL (THB)	1,223,449
1,785,200	Sri Trang Agro-Industry PCL (THB)	694,137
7,140,700	Star Petroleum Refining PCL (THB) (d) (e)	1,053,311
4,016,600	Supalai PCL (THB)	2,255,890
1,573,900	Thai Oil PCL (THB)	1,712,081
		14,746,156
	Turkey — 8.1%
974,229	AG Anadolu Grubu Holding A/S (TRY)	605,946
2,765,780	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S (TRY) (c)	1,922,471
1,855,749	Anadolu Anonim Turk Sigorta Sirketi (TRY)	956,055
104,902	Arcelik A/S (TRY) (c)	319,167
126,603	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S (TRY) (f)	297,193
170,404	Aygaz A/S (TRY)	747,565
3,291,089	Baticim Bati Anadolu Cimento Sanayii A/S (TRY) (j)	341,954
1,117,053	Cimsa Cimento Sanayi VE Ticaret A/S (TRY) (f)	1,265,432
4,519,817	Dogan Sirketler Grubu Holding A/S (TRY) (f)	1,862,183
188,329	Dogus Otomotiv Servis ve Ticaret A/S (TRY)	796,760
Shares	Description	Value

	Turkey (Continued)
5,561,507	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (TRY) (f)	$2,657,875
109,369	Gubre Fabrikalari T.A.S. (TRY) (c)	750,350
1,428,918	Is Yatirim Menkul Degerler A/S (TRY)	1,492,249
981,041	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D (TRY) (c)	670,116
87,120	Migros Ticaret A/S (TRY)	932,443
1,512,309	NET Holding A/S (TRY) (c)	1,556,785
1,889,889	Oyak Cimento Fabrikalari A/S (TRY) (f) (j)	962,734
278,992	Pegasus Hava Tasimaciligi A/S (TRY) (c) (f)	1,452,760
479,402	Tekfen Holding A/S (TRY) (c)	939,727
3,922,379	Turkiye Sinai Kalkinma Bankasi A/S (TRY) (c)	1,260,376
238,508	Ulker Biskuvi Sanayi A/S (TRY) (f)	599,465
		22,389,606
	Virgin Islands — 0.6%
149,537	DPC Dash Ltd. (HKD) (c)	1,671,781
	Total Common Stocks	274,624,202
	(Cost $225,215,772)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.8%
$2,153,592	Bank of America Corp., 4.20% (k), dated 09/30/25, due 10/01/25, with a maturity value of $2,153,843. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $2,196,664. (l)	2,153,592
3,151,829	JPMorgan Chase & Co., 4.20% (k), dated 09/30/25, due 10/01/25, with a maturity value of $3,152,197. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $3,214,866. (l)	3,151,829

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$1,889,644	Mizuho Financial Group, Inc., 4.20% (k), dated 09/30/25, due 10/01/25, with a maturity value of $1,889,864. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $1,927,437. (l)	$1,889,644
3,389,795	RBC Dominion Securities, Inc., 4.19% (k), dated 09/30/25, due 10/01/25, with a maturity value of $3,390,190. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $3,457,591. (l)	3,389,795
	Total Repurchase Agreements	10,584,860
	(Cost $10,584,860)

	Total Investments — 103.3%	285,209,062
	(Cost $235,800,632)
	Net Other Assets and Liabilities — (3.3)%	(9,169,684)
	Net Assets — 100.0%	$276,039,378

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $6,325,789 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $10,584,860.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Non-income producing security which makes payment-in- kind distributions.
(k)	Rate shown reflects yield as of September 30, 2025.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
CZK	– Czech Koruna
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MAD	– Moroccan Dirham
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Sector Allocation	% of Total Investments
Consumer Discretionary	14.9%
Materials	11.2
Real Estate	10.4
Industrials	8.9
Utilities	8.8
Financials	7.8
Communication Services	7.7
Consumer Staples	7.2
Energy	6.6
All Other	16.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	25.5%
BRL	18.0
IDR	8.6
TWD	8.0
TRY	7.9
ZAR	6.4
THB	5.2
MXN	4.2
USD	3.7
PLN	3.3
CLP	3.2
MYR	1.7
PHP	1.4
MAD	1.1
COP	0.8
INR	0.7
CZK	0.3
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 48,619,762	$ 48,619,762	$ —	$ —**
Russia	—**	—	—	—**
Thailand	14,746,156	—	14,746,156	—
Other Country Categories*	211,258,284	211,258,284	—	—
Repurchase Agreements	10,584,860	—	10,584,860	—
Total Investments	$285,209,062	$259,878,046	$25,331,016	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Austria — 4.8%
2,684	ANDRITZ AG (EUR)	$188,754
5,841	BAWAG Group AG (EUR) (c) (d)	768,056
2,177	Erste Group Bank AG (EUR)	212,652
12,113	OMV AG (EUR)	645,932
17,547	Raiffeisen Bank International AG (EUR)	604,437
4,239	Verbund AG (EUR)	308,065
17,064	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR)	938,595
12,332	voestalpine AG (EUR)	439,855
		4,106,346
	Belgium — 4.1%
694	Ackermans & van Haaren N.V. (EUR)	177,625
5,013	Ageas S.A./N.V. (EUR)	346,658
10,953	Colruyt Group N.V. (EUR)	431,047
4,033	Groupe Bruxelles Lambert N.V. (EUR)	360,093
7,419	KBC Ancora (EUR)	587,074
3,303	KBC Group N.V. (EUR)	393,413
2,939	Sofina S.A. (EUR) (e)	866,086
12,658	Warehouses De Pauw C.V.A. (EUR)	316,246
		3,478,242
	Finland — 1.9%
18,363	Fortum Oyj (EUR)	347,210
2,359	Konecranes Oyj (EUR)	194,425
28,664	Nokia Oyj (EUR)	137,271
11,787	Nordea Bank Abp (EUR)	193,394
7,587	Orion Oyj, Class B (EUR)	580,326
15,921	Stora Enso Oyj, Class R (EUR) (e)	174,510
		1,627,136
	France — 15.2%
7,883	Arkema S.A. (EUR)	496,071
7,043	AXA S.A. (EUR)	336,046
5,412	BNP Paribas S.A. (EUR)	491,353
15,242	Bouygues S.A. (EUR)	685,733
1,005	Capgemini SE (EUR)	145,780
42,667	Carrefour S.A. (EUR)	645,954
1,513	Cie de Saint-Gobain S.A. (EUR)	162,820
12,842	Cie Generale des Etablissements Michelin S.C.A. (EUR)	460,457
33,082	Credit Agricole S.A. (EUR)	649,405
3,881	Eiffage S.A. (EUR)	495,292
27,018	Elis S.A. (EUR)	776,520
15,386	Engie S.A. (EUR)	329,758
1,304	Ipsen S.A. (EUR)	173,918
Shares	Description	Value

	France (Continued)
727	Kering S.A. (EUR)	$241,167
17,948	Klepierre S.A. (EUR)	698,745
46,265	Orange S.A. (EUR)	750,126
11,922	Renault S.A. (EUR)	487,098
574	Safran S.A. (EUR)	202,239
5,212	SCOR SE (EUR)	183,575
13,407	Societe Generale S.A. (EUR)	887,136
10,580	SPIE S.A. (EUR)	568,904
7,501	Teleperformance SE (EUR)	557,808
2,260	Thales S.A. (EUR)	707,386
11,627	TotalEnergies SE (EUR)	706,152
31,803	Vallourec SACA (EUR)	604,322
4,676	Wendel SE (EUR)	447,425
		12,891,190
	Germany — 28.3%
1,576	Allianz SE (EUR)	661,300
7,969	Aurubis AG (EUR)	993,611
34,171	Auto1 Group SE (EUR) (f)	1,163,439
9,415	Bayerische Motoren Werke AG (EUR)	944,429
2,328	Brenntag SE (EUR)	139,120
33,080	Commerzbank AG (EUR)	1,246,301
14,091	Continental AG (EUR)	928,426
7,475	Daimler Truck Holding AG (EUR)	307,337
31,791	Deutsche Bank AG (EUR)	1,117,864
1,020	Deutsche Boerse AG (EUR)	273,158
103,597	Deutsche Lufthansa AG (EUR)	876,698
12,162	Deutsche Telekom AG (EUR)	414,229
7,028	DHL Group (EUR)	313,052
15,097	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d)	731,675
29,815	E.ON SE (EUR)	560,596
7,195	Fraport AG Frankfurt Airport Services Worldwide (EUR) (f)	621,300
3,950	Freenet AG (EUR)	126,233
6,080	Fresenius Medical Care AG (EUR)	318,794
3,523	Fresenius SE & Co. KGaA (EUR)	196,055
4,964	GEA Group AG (EUR)	366,290
2,642	Heidelberg Materials AG (EUR)	594,159
1,888	Henkel AG & Co. KGaA (Preference Shares) (EUR)	152,281
8,987	Hensoldt AG (EUR)	1,163,799
4,418	HOCHTIEF AG (EUR)	1,181,591
14,490	KION Group AG (EUR)	977,341
1,106	Krones AG (EUR)	161,014
12,801	Mercedes-Benz Group AG (EUR)	803,604

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
476	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	$303,679
526	Rheinmetall AG (EUR)	1,225,532
21,008	RWE AG (EUR)	932,812
1,440	Scout24 SE (EUR) (c) (d)	180,222
7,731	Siemens Energy AG (EUR) (f)	902,396
5,739	Talanx AG (EUR)	762,730
73,297	thyssenkrupp AG (EUR)	1,004,687
7,415	Volkswagen AG (Preference Shares) (EUR)	800,568
7,324	Wacker Chemie AG (EUR)	551,181
		23,997,503
	Greece — 4.7%
315,313	Alpha Bank S.A. (EUR)	1,337,882
112,474	Eurobank Ergasias Services and Holdings S.A. (EUR)	433,390
27,748	Hellenic Telecommunications Organization S.A. (EUR)	525,152
29,362	National Bank of Greece S.A. (EUR)	426,253
109,935	Piraeus Financial Holdings S.A. (EUR)	931,108
20,093	Public Power Corp. S.A. (EUR)	330,735
		3,984,520
	Ireland — 2.0%
69,952	AIB Group PLC (EUR)	633,613
25,585	Bank of Ireland Group PLC (EUR)	420,985
11,173	Ryanair Holdings PLC, ADR	672,838
		1,727,436
	Italy — 16.7%
311,770	A2A S.p.A. (EUR)	815,159
16,157	Azimut Holding S.p.A. (EUR)	624,655
5,357	Banca Generali S.p.A. (EUR)	298,244
18,660	Banca Mediolanum S.p.A. (EUR)	373,529
76,000	Banca Monte dei Paschi di Siena S.p.A. (EUR)	672,780
59,379	Banco BPM S.p.A. (EUR)	887,112
57,728	BPER Banca S.p.A. (EUR)	639,532
15,687	Buzzi S.p.A. (EUR)	861,196
33,190	Credito Emiliano S.p.A. (EUR)	533,846
18,506	Enel S.p.A. (EUR)	175,250
38,813	Eni S.p.A. (EUR)	677,422
7,625	FinecoBank Banca Fineco S.p.A (EUR)	164,764
8,569	Generali (EUR)	336,120
34,684	Hera S.p.A. (EUR)	155,961
Shares	Description	Value

	Italy (Continued)
87,920	Intesa Sanpaolo S.p.A. (EUR)	$579,493
41,820	Italgas S.p.A. (EUR)	384,690
15,474	Leonardo S.p.A. (EUR)	981,398
37,275	Lottomatica Group S.p.A. (EUR)	1,003,044
16,071	Mediobanca Banca di Credito Finanziario S.p.A. (EUR)	325,194
56,489	Nexi S.p.A. (EUR) (c) (d)	319,402
101,380	Pirelli & C S.p.A. (EUR) (c) (d)	689,634
25,333	Poste Italiane S.p.A. (EUR) (c) (d)	600,497
64,800	Saipem S.p.A. (EUR)	186,925
1,339,167	Telecom Italia S.p.A. (EUR) (f)	700,124
8,078	UniCredit S.p.A. (EUR)	611,434
28,275	Unipol Assicurazioni S.p.A. (EUR)	606,166
		14,203,571
	Luxembourg — 1.5%
20,965	ArcelorMittal S.A. (EUR)	752,697
30,729	Tenaris S.A. (EUR)	548,017
		1,300,714
	Netherlands — 6.4%
21,498	ABN AMRO Bank N.V. (EUR) (c) (d)	687,785
10,474	ASR Nederland N.V. (EUR)	710,523
2,076	Euronext N.V. (EUR) (c) (d)	310,516
7,712	ING Groep N.V. (EUR)	199,874
27,618	Iveco Group N.V. (EUR)	595,161
4,014	Koninklijke Ahold Delhaize N.V. (EUR)	162,351
10,379	Koninklijke Vopak N.V. (EUR)	475,722
2,705	NN Group N.V. (EUR)	190,231
3,258	Prosus N.V. (EUR)	229,274
34,684	STMicroelectronics N.V. (EUR)	971,193
18,413	Technip Energies N.V. (EUR)	866,443
		5,399,073
	Portugal — 1.9%
746,973	Banco Comercial Portugues S.A., Class R (EUR)	660,546
89,163	EDP S.A. (EUR)	422,602
17,097	Galp Energia SGPS S.A. (EUR)	323,172
7,078	Jeronimo Martins SGPS S.A. (EUR)	172,016
		1,578,336
	Spain — 12.2%
2,297	Acciona S.A. (EUR)	460,883
10,521	ACS Actividades de Construccion y Servicios S.A. (EUR)	839,951
44,236	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	848,625
268,768	Banco de Sabadell S.A. (EUR)	1,041,308

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
111,958	Banco Santander S.A. (EUR)	$1,166,440
67,710	Bankinter S.A. (EUR)	1,065,632
77,355	CaixaBank S.A. (EUR)	812,466
5,663	Endesa S.A. (EUR)	180,910
25,961	Indra Sistemas S.A. (EUR)	1,161,273
4,722	Logista Integral S.A. (EUR)	160,218
97,634	Mapfre S.A. (EUR)	461,949
56,398	Repsol S.A. (EUR)	997,518
406,617	Unicaja Banco S.A. (EUR) (c) (d) (e)	1,112,319
		10,309,492
	Total Common Stocks	84,603,559
	(Cost $72,262,729)
MONEY MARKET FUNDS — 0.1%
29,285	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (g)	29,285
	(Cost $29,285)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.3%
$402,316	Bank of America Corp., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $402,363. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $410,362. (h)	402,316
588,797	JPMorgan Chase & Co., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $588,866. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $600,573. (h)	588,797
Principal Value	Description	Value

$353,008	Mizuho Financial Group, Inc., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $353,049. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $360,068. (h)	$353,008
633,250	RBC Dominion Securities, Inc., 4.19% (g), dated 09/30/25, due 10/01/25, with a maturity value of $633,324. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $645,915. (h)	633,250
	Total Repurchase Agreements	1,977,371
	(Cost $1,977,371)

	Total Investments — 102.1%	86,610,215
	(Cost $74,269,385)
	Net Other Assets and Liabilities — (2.1)%	(1,792,885)
	Net Assets — 100.0%	$84,817,330

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $1,867,599 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,977,371.

(f)	Non-income producing security.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
(g)	Rate shown reflects yield as of September 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	38.8%
Industrials	18.7
Consumer Discretionary	9.8
Energy	7.0
Materials	6.8
Utilities	6.2
Communication Services	3.1
Information Technology	2.8
Repurchase Agreements	2.3
All Other	4.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	96.9%
USD	3.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 84,603,559	$ 84,603,559	$ —	$ —
Money Market Funds	29,285	29,285	—	—
Repurchase Agreements	1,977,371	—	1,977,371	—
Total Investments	$86,610,215	$84,632,844	$1,977,371	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded AlphaDEX® Fund II
Additional Information
September 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index, Nasdaq AlphaDEX® EuropeTM Index, Nasdaq AlphaDEX® Latin AmericaTM Index, Nasdaq AlphaDEX® ChinaTM Index, Nasdaq AlphaDEX® JapanTM Index, Nasdaq AlphaDEX® Developed Markets Ex-USTM Index, Nasdaq AlphaDEX® Emerging MarketsTM Index, Nasdaq AlphaDEX® GermanyTM Index, Nasdaq AlphaDEX® United KingdomTM Index, Nasdaq AlphaDEX® SwitzerlandTM Index, Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index, Nasdaq AlphaDEX® Emerging Markets Small CapTM Index and Nasdaq AlphaDEX® EurozoneTM Index (“the Nasdaq Indices”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indices. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.